Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Index Portfolio

September 30, 2019

VIIP-QTLY-1119
1.9887326.101

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 4.6%
AGL Energy Ltd.	3,003	$38,835
ALS Ltd.	2,205	11,936
Alumina Ltd.	11,281	18,045
AMP Ltd.	15,344	18,900
Ansell Ltd.	638	11,803
APA Group unit	5,516	42,666
Aristocrat Leisure Ltd.	2,913	60,164
ASX Ltd.	873	47,769
Atlas Arteria Ltd. unit	3,641	19,168
Aurizon Holdings Ltd.	8,895	35,422
Australia & New Zealand Banking Group Ltd.	13,129	252,728
Bank of Queensland Ltd.	1,471	9,849
Beach Energy Ltd.	8,414	14,368
Bendigo & Adelaide Bank Ltd.	1,870	14,502
BHP Billiton Ltd.	13,694	338,386
BlueScope Steel Ltd.	2,707	21,943
Boral Ltd.	4,543	14,810
Brambles Ltd.	7,207	55,454
Caltex Australia Ltd.	1,046	18,582
Carsales.com Ltd.	1,360	14,035
Challenger Ltd.	2,547	12,670
Charter Hall Group unit	2,250	17,692
Cimic Group Ltd.	415	8,809
Coca-Cola Amatil Ltd.	2,575	18,510
Cochlear Ltd.	269	37,792
Coles Group Ltd.	5,211	54,164
Commonwealth Bank of Australia	7,968	434,704
Computershare Ltd.	2,033	22,161
Crown Ltd.	1,391	11,313
CSL Ltd.	2,042	322,083
DEXUS Property Group unit	4,636	37,330
Downer EDI Ltd.	2,423	12,756
Evolution Mining Ltd.	6,404	19,580
Fortescue Metals Group Ltd.	7,909	46,976
Goodman Group unit	7,063	67,599
Iluka Resources Ltd.	1,594	8,596
Incitec Pivot Ltd.	7,049	16,129
Insurance Australia Group Ltd.	10,520	56,094
Lendlease Group unit	2,512	29,773
Link Administration Holdings Ltd.	2,007	7,721
Macquarie Group Ltd.	1,430	126,516
Magellan Financial Group Ltd.	669	23,227
Medibank Private Ltd.	12,795	29,362
Mirvac Group unit	17,807	36,778
National Australia Bank Ltd.	12,359	247,749
Newcrest Mining Ltd.	3,521	82,583
Northern Star Resources Ltd.	2,640	19,672
Orica Ltd.	1,541	23,444
Origin Energy Ltd.	8,106	43,605
Orora Ltd.	4,497	8,772
OZ Minerals Ltd.	1,096	7,109
Qantas Airways Ltd.	5,036	21,380
QBE Insurance Group Ltd.	6,191	52,483
Qube Holdings Ltd.	8,067	17,423
Ramsay Health Care Ltd.	602	26,358
realestate.com.au Ltd.	220	16,069
Reliance Worldwide Corp. Ltd.	2,357	6,411
Rio Tinto Ltd.	1,689	105,643
Santos Ltd.	8,299	43,299
Scentre Group unit	24,190	64,165
SEEK Ltd.	1,731	25,084
Sonic Healthcare Ltd.	2,132	40,364
South32 Ltd.	23,967	42,383
Spark Infrastructure Group unit	6,879	10,029
Stockland Corp. Ltd. unit	11,442	35,139
Suncorp Group Ltd.	5,678	52,312
Sydney Airport unit	5,267	28,546
Tabcorp Holdings Ltd.	9,218	30,175
Telstra Corp. Ltd.	19,151	45,370
The GPT Group unit	8,209	34,130
The Star Entertainment Group Ltd.	3,209	9,443
Transpacific Industries Group Ltd.	7,756	10,208
Transurban Group unit	11,692	115,926
Treasury Wine Estates Ltd.	3,279	41,098
Vicinity Centres unit	15,604	27,067
Washington H. Soul Pattinson & Co. Ltd.	375	5,323
Wesfarmers Ltd.	5,122	137,592
Westpac Banking Corp.	15,565	310,874
Whitehaven Coal Ltd.	2,599	5,456
Woodside Petroleum Ltd.	4,282	93,583
Woolworths Group Ltd.	5,932	149,262
WorleyParsons Ltd.	1,187	10,423

TOTAL AUSTRALIA		4,563,652

Austria - 0.2%
ams AG (a)	336	14,937
Andritz AG	287	11,731
BAWAG Group AG (b)	123	4,842
BUWOG AG rights (a)(c)	115	0
CA Immobilien Anlagen AG	324	11,495
Erste Group Bank AG	1,386	45,834
IMMOFINANZ Immobilien Anlagen AG	490	13,646
Lenzing AG	47	4,526
Oesterreichische Post AG	116	4,071
OMV AG	715	38,373
Raiffeisen International Bank-Holding AG	576	13,366
S&T AG	177	3,521
Verbund AG	267	14,609
Voestalpine AG	691	15,877
Wienerberger AG	478	11,639

TOTAL AUSTRIA		208,467

Bailiwick of Jersey - 0.5%
Experian PLC	4,107	131,243
Ferguson PLC	1,026	74,878
Glencore Xstrata PLC	54,792	165,118
Polymetal International PLC	872	12,223
WPP PLC	5,679	71,109

TOTAL BAILIWICK OF JERSEY		454,571

Belgium - 0.9%
Ackermans & Van Haaren SA	109	16,561
Ageas	934	51,797
Anheuser-Busch InBev SA NV	4,532	431,354
Cofinimmo SA	111	15,631
Colruyt NV	215	11,783
Galapagos Genomics NV (a)	207	31,537
Groupe Bruxelles Lambert SA	379	36,393
KBC Groep NV	1,548	100,593
Proximus	620	18,415
Sofina SA	62	13,786
Solvay SA Class A	337	34,895
Telenet Group Holding NV	258	12,176
UCB SA	596	43,264
Umicore SA	1,004	37,934
Warehouses de Pauw	84	15,418

TOTAL BELGIUM		871,537

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	20,000	17,480
Alibaba Pictures Group Ltd. (a)	50,000	8,102
Beijing Enterprises Water Group Ltd.	22,000	11,256
Brilliance China Automotive Holdings Ltd.	12,000	12,892
Cheung Kong Infrastructure Holdings Ltd.	3,500	23,556
China Gas Holdings Ltd.	10,400	40,206
China Resource Gas Group Ltd.	4,000	19,776
Credicorp Ltd. (United States)	310	64,616
GasLog Ltd.	64	822
Golar LNG Ltd.	342	4,443
Haier Electronics Group Co. Ltd.	5,000	13,046
Hiscox Ltd.	1,234	25,187
Hongkong Land Holdings Ltd.	5,568	31,292
Jardine Matheson Holdings Ltd.	1,377	73,670
Jardine Strategic Holdings Ltd.	800	23,904
Kunlun Energy Co. Ltd.	18,000	15,502
NWS Holdings Ltd.	6,000	9,294
Shenzhen International Holdings Ltd.	3,238	6,222
Ship Finance International Ltd. (NY Shares)	363	5,097

TOTAL BERMUDA		406,363

Brazil - 1.2%
Ambev SA	20,200	93,587
Atacadao Distribuicao Comercio e Industria Ltda	1,000	5,066
B2W Companhia Global do Varejo (a)	500	5,818
B2W Companhia Global do Varejo rights 12/31/99 (a)	70	807
Banco Bradesco SA	3,820	28,731
Banco do Brasil SA	5,400	59,121
BB Seguridade Participacoes SA	3,000	25,293
BM&F BOVESPA SA	9,100	95,557
BR Malls Participacoes SA	4,200	14,566
Brasil Foods SA (a)	3,200	29,420
CCR SA	4,900	20,343
Centrais Eletricas Brasileiras SA (Electrobras) (a)	1,400	13,528
Cielo SA	4,400	8,472
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,700	20,294
Companhia Siderurgica Nacional SA (CSN)	2,400	7,642
Compania de Saneamento do Parana unit	300	6,080
Cosan SA Industria e Comercio	1,100	14,084
CVC Brasil Operadora e Agencia de Viagens SA	600	8,065
Drogasil SA	1,200	27,671
Embraer SA	2,900	12,501
ENGIE Brasil Energia SA	950	10,149
Equatorial Energia SA	800	19,310
Estacio Participacoes SA	1,900	16,499
Hypermarcas SA	1,600	12,912
IRB Brasil Resseguros SA	1,100	9,970
JBS SA	4,700	37,091
Klabin SA unit	4,100	15,186
Kroton Educacional SA	7,800	20,988
Localiza Rent A Car SA	2,400	26,259
Lojas Renner SA	3,870	47,009
M. Dias Branco SA	400	3,369
Magazine Luiza SA	2,400	21,395
Multiplan Empreendimentos Imobiliarios SA	1,100	7,638
Natura Cosmeticos SA	1,400	11,409
Notre Dame Intermedica Participacoes SA	1,400	18,279
Oi SA (a)	19,300	4,413
Petrobras Distribuidora SA	1,200	7,951
Petroleo Brasileiro SA - Petrobras (ON)	12,200	88,528
Rumo SA (a)	5,000	29,483
Sul America SA unit	1,000	11,483
Suzano Papel e Celulose SA	2,800	22,677
Terna Participacoes SA unit	1,100	7,625
TIM Participacoes SA	3,200	9,173
Ultrapar Participacoes SA	4,100	18,245
Vale SA	14,100	162,042
Weg SA	3,550	20,702

TOTAL BRAZIL		1,156,431

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	381	7,986
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	1,074	57,557
Air Canada (a)	1,162	37,899
Algonquin Power & Utilities Corp.	2,265	31,013
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,944	120,864
AltaGas Ltd.	1,156	16,971
ARC Resources Ltd.	1,186	5,649
ATCO Ltd. Class I (non-vtg.)	306	11,197
Aurora Cannabis, Inc. (a)(d)	4,822	21,183
B2Gold Corp. (a)	3,865	12,574
Bank of Montreal	2,924	215,363
Bank of Nova Scotia	5,571	316,427
Barrick Gold Corp. (Canada)	7,935	137,276
Bausch Health Cos., Inc. (Canada) (a)	1,540	33,593
BCE, Inc.	1,303	63,023
BlackBerry Ltd. (a)	2,036	10,665
Bombardier, Inc. Class B (sub. vtg.) (a)	8,352	11,284
Brookfield Asset Management, Inc. Class A	3,954	209,959
CAE, Inc.	1,246	31,657
Cameco Corp.	2,032	19,295
Canada Goose Holdings, Inc. (a)(d)	323	14,202
Canadian Apartment Properties (REIT) unit	369	15,171
Canadian Imperial Bank of Commerce	2,018	166,500
Canadian National Railway Co.	3,297	296,042
Canadian Natural Resources Ltd.	5,439	144,714
Canadian Pacific Railway Ltd.	652	144,893
Canadian Tire Ltd. Class A (non-vtg.)	277	31,084
Canadian Utilities Ltd. Class A (non-vtg.)	605	17,832
CCL Industries, Inc. Class B	718	28,962
Cenovus Energy, Inc. (Canada)	4,840	45,410
CGI Group, Inc. Class A (sub. vtg.) (a)	1,136	89,827
CI Financial Corp.	1,337	19,507
Constellation Software, Inc.	86	85,890
Cronos Group, Inc. (a)	791	7,147
Descartes Systems Group, Inc. (Canada) (a)	303	12,231
Dollarama, Inc.	1,345	48,151
Element Financial Corp.	1,930	15,442
Emera, Inc.	1,028	45,128
Empire Co. Ltd. Class A (non-vtg.)	787	21,308
Enbridge, Inc.	9,109	319,711
Encana Corp. (Toronto)	4,689	21,483
Fairfax Financial Holdings Ltd. (sub. vtg.)	130	57,305
Finning International, Inc.	1,007	17,626
First Capital Realty, Inc.	883	14,709
First Quantum Minerals Ltd.	3,166	26,597
FirstService Corp.	122	12,508
Fortis, Inc.	1,919	81,129
Franco-Nevada Corp.	834	75,994
George Weston Ltd.	356	29,950
Gildan Activewear, Inc.	947	33,610
Great Canadian Gaming Corp. (a)	186	5,804
Great-West Lifeco, Inc.	1,303	31,285
H&R (REIT) unit	619	10,807
Husky Energy, Inc.	1,149	8,083
Hydro One Ltd. (b)	1,457	26,933
iA Financial Corp, Inc.	460	20,933
Imperial Oil Ltd.	1,088	28,332
Intact Financial Corp.	637	64,111
Inter Pipeline Ltd.	1,992	34,958
Keyera Corp.	1,001	24,306
Kinross Gold Corp. (a)	5,822	26,806
Kirkland Lake Gold Ltd.	884	39,601
Loblaw Companies Ltd.	794	45,224
Lundin Mining Corp.	2,511	11,808
Magna International, Inc. Class A (sub. vtg.)	1,425	75,958
Manulife Financial Corp.	9,027	165,571
Methanex Corp.	307	10,893
Metro, Inc. Class A (sub. vtg.)	1,073	47,242
National Bank of Canada	1,558	77,521
Nutrien Ltd.	2,789	138,940
Onex Corp. (sub. vtg.)	395	24,487
Open Text Corp.	1,224	49,926
Parkland Fuel Corp.	655	21,007
Pembina Pipeline Corp.	2,224	82,440
Power Corp. of Canada (sub. vtg.)	1,752	40,360
Power Financial Corp.	1,190	27,593
PrairieSky Royalty Ltd.	728	10,155
Quebecor, Inc. Class B (sub. vtg.)	1,022	23,204
Restaurant Brands International, Inc.	1,132	80,488
RioCan (REIT)	576	11,469
Ritchie Bros. Auctioneers, Inc.	552	22,003
Rogers Communications, Inc. Class B (non-vtg.)	1,603	78,078
Royal Bank of Canada	6,530	529,705
Saputo, Inc.	1,099	33,778
Shaw Communications, Inc. Class B	2,046	40,199
Shopify, Inc. Class A (a)	432	134,441
SNC-Lavalin Group, Inc.	704	9,916
Stantec, Inc.	446	9,870
Sun Life Financial, Inc.	2,758	123,323
Suncor Energy, Inc.	7,269	229,287
TC Energy	4,072	210,846
Teck Resources Ltd. Class B (sub. vtg.)	2,139	34,680
TELUS Corp.	908	32,315
The Stars Group, Inc. (a)	860	12,872
The Toronto-Dominion Bank	8,324	485,360
Thomson Reuters Corp.	814	54,406
Toromont Industries Ltd.	349	16,859
Tourmaline Oil Corp.	987	9,767
TransForce, Inc.	344	10,531
Vermilion Energy, Inc.	970	16,159
Waste Connection, Inc. (Canada)	1,191	109,414
West Fraser Timber Co. Ltd.	200	8,001
Wheaton Precious Metals Corp.	2,004	52,549
WSP Global, Inc.	261	15,254
Yamana Gold, Inc.	4,823	15,290

TOTAL CANADA		6,864,660

Cayman Islands - 4.2%
58.com, Inc. ADR (a)	442	21,795
AAC Technology Holdings, Inc.	3,000	15,827
Agile Property Holdings Ltd.	6,000	7,288
Airtac International Group	1,000	11,902
Alibaba Group Holding Ltd. sponsored ADR (a)	5,877	982,811
Anta Sports Products Ltd.	4,000	33,096
ASM Pacific Technology Ltd.	1,300	15,873
Autohome, Inc. ADR Class A (a)(d)	269	22,362
Baidu.com, Inc. sponsored ADR (a)	1,263	129,786
BeiGene Ltd. ADR (a)	190	23,267
Chailease Holding Co. Ltd.	6,140	24,721
Cheung Kong Property Holdings Ltd.	12,000	81,299
China Biologic Products Holdings, Inc. (a)	148	16,942
China Conch Venture Holdings Ltd.	9,000	33,301
China Mengniu Dairy Co. Ltd.	12,000	44,937
China Resources Cement Holdings Ltd.	8,000	8,023
China Resources Land Ltd.	12,000	50,295
CIFI Holdings Group Co. Ltd.	22,597	13,205
CK Hutchison Holdings Ltd.	13,000	114,779
Country Garden Holdings Co. Ltd.	31,000	39,276
Ctrip.com International Ltd. ADR (a)	1,765	51,697
ENN Energy Holdings Ltd.	3,600	37,251
Evergrande Real Estate Group Ltd.	13,000	27,699
Geely Automobile Holdings Ltd.	25,000	42,423
Hengan International Group Co. Ltd.	3,000	19,674
Huazhu Group Ltd. ADR	557	18,392
iQIYI, Inc. ADR (a)(d)	706	11,388
JD.com, Inc. sponsored ADR (a)	3,711	104,687
Kingboard Chemical Holdings Ltd.	2,500	6,619
Kingsoft Corp. Ltd. (a)	4,000	8,492
Li Ning Co. Ltd.	8,000	22,966
Longfor Properties Co. Ltd. (b)	6,000	22,430
Meituan Dianping Class B	16,900	172,715
Melco Crown Entertainment Ltd. sponsored ADR	1,087	21,099
Minth Group Ltd.	4,000	13,550
Momo, Inc. ADR	610	18,898
NetEase, Inc. ADR	341	90,767
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	530	58,703
PagSeguro Digital Ltd. (a)	751	34,779
Parade Technologies Ltd.	1,000	17,394
Ping An Healthcare and Technology Co. Ltd. (a)(b)	2,700	15,795
Sands China Ltd.	11,200	50,729
Semiconductor Manufacturing International Corp. (a)	15,000	18,759
Shenzhou International Group Holdings Ltd.	3,400	44,421
Shimao Property Holdings Ltd.	4,000	11,687
Silergy Corp.	1,000	24,770
Silicon Motion Technology Corp. sponsored ADR	138	4,878
SINA Corp. (a)	279	10,934
Sino Biopharmaceutical Ltd.	29,500	37,488
StoneCo Ltd. Class A (a)(d)	359	12,486
Sunac China Holdings Ltd.	10,000	40,190
Sunny Optical Technology Group Co. Ltd.	3,000	44,095
TAL Education Group ADR (a)	1,606	54,989
Tencent Holdings Ltd.	25,000	1,045,698
Tingyi (Cayman Islands) Holding Corp.	8,000	11,269
Tongcheng-Elong Holdings Ltd. (a)	3,600	5,530
Vipshop Holdings Ltd. ADR (a)	1,903	16,975
Want Want China Holdings Ltd.	30,000	23,999
Weibo Corp. sponsored ADR (a)(d)	241	10,785
WH Group Ltd. (b)	42,500	38,066
Wharf Real Estate Investment Co. Ltd.	5,000	27,304
Wuxi Biologics (Cayman), Inc. (a)(b)	2,500	25,518
Wynn Macau Ltd.	5,600	10,932
Xiaomi Corp. Class B (a)(b)	60,200	67,591
Xinyi Glass Holdings Ltd.	10,000	11,011
YY, Inc. ADR (a)	184	10,346
Zall Smart Commerce Ltd. (a)	10,000	1,199
Zhen Ding Technology Holding Ltd.	2,000	7,151
ZTO Express (Cayman), Inc. sponsored ADR	1,674	35,706

TOTAL CAYMAN ISLANDS		4,212,709

Chile - 0.2%
Aguas Andinas SA	7,795	4,263
Banco de Chile	118,654	16,615
Banco de Credito e Inversiones	189	11,903
Banco Santander Chile	345,063	24,310
Cencosud SA	5,195	8,550
Colbun SA (a)	26,156	4,718
Compania Cervecerias Unidas SA	480	5,362
Compania de Petroleos de Chile SA (COPEC)	1,973	18,603
CorpBanca SA	494,787	3,746
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	443	3,884
Empresas CMPC SA	4,714	10,965
Enel Chile SA	82,359	7,119
Enersis SA	107,999	19,774
LATAM Airlines Group SA	1,872	20,693
Parque Arauco SA	2,071	5,908
S.A.C.I. Falabella	3,628	20,276

TOTAL CHILE		186,689

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	130,000	50,921
Air China Ltd. (H Shares)	8,000	7,043
Anhui Conch Cement Co. Ltd. (H Shares)	5,500	32,666
Bank Communications Co. Ltd. (H Shares)	97,000	63,366
Bank of China Ltd. (H Shares)	350,000	137,260
BYD Co. Ltd. (H Shares)	2,500	12,424
CGN Power Co. Ltd. (H Shares) (b)	53,000	13,389
China Cinda Asset Management Co. Ltd. (H Shares)	28,000	5,502
China CITIC Bank Corp. Ltd. (H Shares)	56,000	29,866
China Communications Construction Co. Ltd. (H Shares)	22,000	17,207
China Communications Services Corp. Ltd. (H Shares)	8,000	4,532
China Construction Bank Corp. (H Shares)	493,000	375,646
China Huarong Asset Management Co. Ltd. (b)	27,000	4,065
China International Capital Corp. Ltd. (H Shares) (b)	3,200	6,206
China Life Insurance Co. Ltd. (H Shares)	33,000	76,043
China Longyuan Power Grid Corp. Ltd. (H Shares)	11,000	6,175
China Merchants Bank Co. Ltd. (H Shares)	17,000	80,904
China Minsheng Banking Corp. Ltd. (H Shares)	35,300	24,006
China National Building Materials Co. Ltd. (H Shares)	20,000	17,964
China Oilfield Services Ltd. (H Shares)	10,000	11,955
China Pacific Insurance (Group) Co. Ltd. (H Shares)	11,200	41,155
China Petroleum & Chemical Corp. (H Shares)	118,000	69,826
China Railway Construction Corp. Ltd. (H Shares)	7,000	7,654
China Railway Group Ltd. (H Shares)	14,000	8,502
China Shenhua Energy Co. Ltd. (H Shares)	15,000	30,124
China Telecom Corp. Ltd. (H Shares)	66,000	30,062
China Tower Corp. Ltd. (H Shares) (b)	200,000	45,421
China Vanke Co. Ltd. (H Shares)	6,400	22,292
CITIC Securities Co. Ltd. (H Shares)	9,500	17,793
CRRC Corp. Ltd. (H Shares)	21,000	14,656
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	9,505
GF Securities Co. Ltd. (H Shares) (a)	4,800	5,028
Great Wall Motor Co. Ltd. (H Shares)	11,500	7,703
Guangzhou Automobile Group Co. Ltd. (H Shares)	10,800	10,335
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,200	4,842
Haitong Securities Co. Ltd. (H Shares)	12,000	12,585
Huaneng Power International, Inc. (H Shares)	16,000	7,696
Huatai Securities Co. Ltd. (H Shares) (b)	8,400	12,582
Industrial & Commercial Bank of China Ltd. (H Shares)	356,000	238,497
New China Life Insurance Co. Ltd. (H Shares)	4,500	17,799
People's Insurance Co. of China Group (H Shares)	27,000	10,817
PetroChina Co. Ltd. (H Shares)	98,000	50,269
PICC Property & Casualty Co. Ltd. (H Shares)	30,000	35,023
Ping An Insurance Group Co. of China Ltd. (H Shares)	23,000	264,355
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	37,000	22,565
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	12,356
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	2,900	5,254
Sinopharm Group Co. Ltd. (H Shares)	5,600	17,541
TravelSky Technology Ltd. (H Shares)	6,000	12,463
Weichai Power Co. Ltd. (H Shares)	7,000	10,092
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	2,100	8,695
Zijin Mining Group Co. Ltd. (H Shares)	22,000	7,607

TOTAL CHINA		2,048,234

Colombia - 0.0%
Bancolombia SA	712	8,082
Grupo de Inversiones Suramerica SA	788	7,472
Interconexion Electrica SA ESP	1,370	7,181
Inversiones Argos SA	1,475	7,231

TOTAL COLOMBIA		29,966

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	986	21,771
Komercni Banka A/S	306	10,345
MONETA Money Bank A/S (b)	1,346	4,149

TOTAL CZECH REPUBLIC		36,265

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	21	22,410
Series B	26	29,391
Ambu A/S Series B	965	15,990
Carlsberg A/S Series B	475	70,210
Christian Hansen Holding A/S	454	38,460
Coloplast A/S Series B	527	63,471
Danske Bank A/S	3,263	45,435
DSV A/S	857	81,547
Genmab A/S (a)	271	55,063
GN Store Nord A/S	716	29,069
H Lundbeck A/S	248	8,226
ISS Holdings A/S	730	18,064
Novo Nordisk A/S Series B	7,971	411,911
Novozymes A/S Series B	1,022	42,969
ORSTED A/S (b)	768	71,374
Pandora A/S	550	22,072
Royal Unibrew A/S	168	13,852
SimCorp A/S	156	13,698
The Drilling Co. of 1972 A/S (a)	70	3,926
Tryg A/S	572	16,392
Vestas Wind Systems A/S	910	70,648
William Demant Holding A/S (a)	598	15,317

TOTAL DENMARK		1,159,495

Egypt - 0.0%
Commercial International Bank SAE	6,664	31,928
Elsewedy Electric Co.	2,395	1,965

TOTAL EGYPT		33,893

Finland - 0.8%
Elisa Corp. (A Shares)	691	35,624
Fortum Corp.	1,969	46,549
Huhtamaki Oyj	416	16,586
Kesko Oyj	333	21,037
Kone Oyj (B Shares)	1,828	104,084
Metso Corp.	606	22,636
Neste Oyj	1,748	57,862
Nokia Corp.	25,508	128,823
Nokian Tyres PLC	539	15,204
Nordea Bank ABP:
(Helsinki Stock Exchange)	2,143	15,187
(Stockholm Stock Exchange)	13,100	92,924
Orion Oyj (B Shares)	440	16,411
Sampo Oyj (A Shares)	2,223	88,390
Stora Enso Oyj (R Shares)	2,659	32,039
UPM-Kymmene Corp.	2,384	70,470
Wartsila Corp.	2,309	25,859

TOTAL FINLAND		789,685

France - 6.2%
Accor SA	912	38,022
Aeroports de Paris	153	27,216
Air Liquide SA	1,928	274,446
Alstom SA	717	29,700
Arkema SA	345	32,158
Atos Origin SA	438	30,878
AXA SA	8,886	226,893
BNP Paribas SA	5,192	252,419
Bouygues SA	1,015	40,657
Bureau Veritas SA	1,140	27,460
Capgemini SA	734	86,483
Carrefour SA	2,562	44,847
Compagnie de St. Gobain	2,468	96,840
Covivio	270	28,575
Credit Agricole SA	5,533	66,970
Danone SA	2,906	255,965
Dassault Systemes SA	607	86,504
Edenred SA	1,083	51,974
EDF SA	2,310	25,858
Eiffage SA	317	32,865
ENGIE	8,110	132,416
Essilor International SA	1,196	172,398
Gecina SA	260	40,864
Groupe Eurotunnel SA	1,874	28,147
Hermes International SCA	158	109,182
Kering SA	336	171,228
Klepierre SA	988	33,555
L'Oreal SA	1,097	307,169
Legrand SA	1,181	84,288
LVMH Moet Hennessy Louis Vuitton SE	1,217	482,857
Michelin CGDE Series B	825	91,858
Orange SA	9,752	152,638
Pernod Ricard SA	936	166,700
Peugeot Citroen SA	2,532	63,143
Publicis Groupe SA	1,013	49,845
Renault SA	946	54,297
Rubis SCA	422	24,516
Safran SA	1,502	236,480
Sanofi SA	5,195	481,227
Schneider Electric SA	2,407	210,473
SCOR SE	668	27,587
Societe Generale Series A	3,453	94,585
Sodexo SA	400	44,906
SR Teleperformance SA	255	55,282
Thales SA	483	55,540
Total SA	11,379	593,896
Ubisoft Entertainment SA (a)	344	24,799
Valeo SA	1,149	37,257
Veolia Environnement SA	2,477	62,797
VINCI SA	2,314	249,262
Vivendi SA	3,443	94,493
Worldline SA (a)(b)	136	8,583

TOTAL FRANCE		6,198,998

Germany - 5.0%
adidas AG	789	245,651
Allianz SE	1,925	448,086
BASF AG	4,172	291,698
Bayer AG	4,234	298,298
Bayerische Motoren Werke AG (BMW)	1,527	107,501
Beiersdorf AG	434	51,183
Brenntag AG	709	34,311
Commerzbank AG	5,045	29,265
Continental AG	495	63,512
Covestro AG (b)	797	39,439
Daimler AG (Germany)	4,533	225,397
Delivery Hero AG (a)(b)	477	21,191
Deutsche Bank AG	8,732	65,394
Deutsche Borse AG	855	133,345
Deutsche Lufthansa AG	945	15,017
Deutsche Post AG	4,383	146,399
Deutsche Telekom AG	14,607	245,003
Deutsche Wohnen AG (Bearer)	1,609	58,732
E.ON AG	9,983	97,061
Evonik Industries AG	724	17,874
Fresenius Medical Care AG & Co. KGaA	979	65,789
Fresenius SE & Co. KGaA	1,872	87,522
GEA Group AG	686	18,521
Hannover Reuck SE	280	47,334
HeidelbergCement Finance AG	667	48,214
Henkel AG & Co. KGaA	371	33,967
Hugo Boss AG	312	16,714
Infineon Technologies AG	4,975	89,385
K&S AG	753	10,436
KION Group AG	252	13,253
Knorr-Bremse AG	241	22,653
Lanxess AG	443	27,039
LEG Immobilien AG	299	34,219
Merck KGaA	594	66,912
MTU Aero Engines Holdings AG	233	61,915
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	676	174,918
OSRAM Licht AG	502	22,078
ProSiebenSat.1 Media AG	957	13,185
Puma AG	388	30,026
Rheinmetall AG	209	26,436
RWE AG	2,435	76,100
SAP SE	4,893	575,776
Scout24 AG (b)	516	29,414
Siemens AG	3,850	412,124
Symrise AG	546	53,060
TAG Immobilien AG	595	13,580
Thyssenkrupp AG	1,954	27,059
TUI AG (GB)	2,169	25,223
Uniper SE	916	30,042
United Internet AG	635	22,653
Vonovia SE	2,353	119,385
Wirecard AG	523	83,654

TOTAL GERMANY		5,012,943

Greece - 0.1%
Alpha Bank AE (a)	5,456	10,187
EFG Eurobank Ergasias SA (a)	13,641	13,203
Greek Organization of Football Prognostics SA	1,217	12,515
Hellenic Telecommunications Organization SA	925	12,744
Jumbo SA	378	7,173
Motor Oil (HELLAS) Corinth Refineries SA	160	3,735
Mytilineos SA	696	7,264
National Bank of Greece SA (a)	2,058	6,265

TOTAL GREECE		73,086

Hong Kong - 2.3%
AIA Group Ltd.	54,800	516,822
Bank of East Asia Ltd.	8,174	20,128
Beijing Enterprises Holdings Ltd.	2,000	9,199
BOC Hong Kong (Holdings) Ltd.	17,000	57,696
China Everbright International Ltd.	13,222	10,189
China Jinmao Holdings Group Ltd.	16,000	9,166
China Merchants Holdings International Co. Ltd.	4,000	6,022
China Mobile Ltd.	25,000	207,094
China Overseas Land and Investment Ltd.	16,000	50,321
China Resources Beer Holdings Co. Ltd.	6,000	31,808
China Resources Pharmaceutical Group Ltd. (b)	7,000	6,564
China Resources Power Holdings Co. Ltd.	12,000	14,560
China Taiping Insurance Group Ltd.	5,800	12,950
China Unicom Ltd.	26,000	27,526
CITIC Pacific Ltd.	32,000	40,420
CLP Holdings Ltd.	8,000	84,055
CNOOC Ltd.	72,000	110,241
CSPC Pharmaceutical Group Ltd.	22,000	44,181
Evergrande Health Industry Group Ltd. (a)	10,000	8,931
Far East Horizon Ltd.	13,000	12,075
Fosun International Ltd.	9,000	11,138
Galaxy Entertainment Group Ltd.	11,000	68,419
Guangdong Investment Ltd.	12,000	23,486
Hang Lung Properties Ltd.	10,000	22,711
Hang Seng Bank Ltd.	3,200	69,000
Henderson Land Development Co. Ltd.	7,610	35,440
Hong Kong & China Gas Co. Ltd.	44,550	86,834
Hong Kong Exchanges and Clearing Ltd.	5,350	156,998
Hysan Development Co. Ltd.	3,000	12,095
Lenovo Group Ltd.	32,000	21,353
Link (REIT)	9,500	104,785
MTR Corp. Ltd.	7,111	39,920
New World Development Co. Ltd.	28,000	36,368
Power Assets Holdings Ltd.	6,000	40,305
Sino Land Ltd.	14,292	21,481
Sun Art Retail Group Ltd.	14,500	14,726
Sun Hung Kai Properties Ltd.	7,000	100,744
Swire Pacific Ltd. (A Shares)	2,000	18,615
Swire Properties Ltd.	5,800	18,204
Techtronic Industries Co. Ltd.	6,500	45,240
Vitasoy International Holdings Ltd.	4,000	16,204
Wharf Holdings Ltd.	4,000	8,727
Wheelock and Co. Ltd.	3,000	17,090

TOTAL HONG KONG		2,269,831

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,753	16,491
OTP Bank PLC	853	35,514
Richter Gedeon PLC	490	7,927

TOTAL HUNGARY		59,932

India - 2.1%
Adani Ports & Special Economic Zone Ltd. (a)	3,213	18,827
Asian Paints Ltd.	1,409	35,146
Aurobindo Pharma Ltd.	1,146	9,555
Axis Bank Ltd.	7,801	75,641
Bajaj Finance Ltd.	773	44,272
Bajaj Finserv Ltd.	162	19,522
Bharat Petroleum Corp. Ltd.	3,806	25,327
Bharti Airtel Ltd.	6,922	35,965
Dr. Reddy's Laboratories Ltd.	330	12,615
Eicher Motors Ltd.	52	13,077
Grasim Industries Ltd.	1,897	19,605
HDFC Bank Ltd.	18,215	316,484
Hindustan Unilever Ltd.	3,251	91,207
Housing Development Finance Corp. Ltd.	7,779	217,701
ICICI Bank Ltd.	13,903	84,993
Indian Oil Corp. Ltd.	8,854	18,474
IndusInd Bank Ltd.	1,510	29,573
Infosys Ltd.	17,205	195,390
ITC Ltd.	13,521	49,734
JSW Steel Ltd.	3,886	12,649
Kotak Mahindra Bank Ltd.	3,775	87,873
Larsen & Toubro Ltd.	1,543	32,200
Mahindra & Mahindra Ltd.	2,790	21,609
Maruti Suzuki India Ltd.	548	52,095
Reliance Industries Ltd.	14,049	264,941
State Bank of India (a)	8,604	32,981
Sun Pharmaceutical Industries Ltd.	5,179	28,551
Tata Consultancy Services Ltd.	4,074	121,064
Tech Mahindra Ltd.	2,317	23,434
Titan Co. Ltd.	1,267	22,832
UPL Ltd. (a)	2,410	20,603
Vedanta Ltd.	6,450	14,074
Wipro Ltd.	7,044	23,946
Yes Bank Ltd.	6,227	3,649

TOTAL INDIA		2,075,609

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk	24,300	3,030
PT Adaro Energy Tbk	61,100	5,553
PT Astra International Tbk	96,300	44,775
PT Bank Central Asia Tbk	52,600	112,463
PT Bank Danamon Indonesia Tbk Series A	6,700	2,242
PT Bank Jabar Banten Tbk	7,900	874
PT Bank Mandiri (Persero) Tbk	87,400	42,946
PT Bank Negara Indonesia (Persero) Tbk	28,400	14,705
PT Bank Rakyat Indonesia Tbk	247,400	71,806
PT Bank Tabungan Negara Tbk	6,500	898
PT Bumi Serpong Damai Tbk (a)	46,400	4,544
PT Charoen Pokphand Indonesia Tbk	28,500	10,741
PT Gudang Garam Tbk	2,900	10,700
PT Indah Kiat Pulp & Paper Tbk	8,100	3,695
PT Indocement Tunggal Prakarsa Tbk	7,000	9,234
PT Indofood CBP Sukses Makmur Tbk	12,900	10,928
PT Indofood Sukses Makmur Tbk	16,700	9,059
PT Japfa Comfeed Indonesia Tbk	14,600	1,625
PT Kalbe Farma Tbk	69,700	8,225
PT Matahari Department Store Tbk	4,900	1,184
PT Pabrik Kertas Tjiwi Kimia Tbk	4,000	2,973
PT Perusahaan Gas Negara Tbk Series B	41,800	6,184
PT Semen Gresik (Persero) Tbk	17,500	14,239
PT Surya Citra Media Tbk	7,900	646
PT Tambang Batubara Bukit Asam Tbk	10,400	1,656
PT Telekomunikasi Indonesia Tbk Series B	226,600	68,431
PT United Tractors Tbk	5,600	8,117

TOTAL INDONESIA		471,473

Ireland - 0.5%
AIB Group PLC	4,298	12,761
Bank Ireland Group PLC	4,794	19,020
CRH PLC	3,551	121,885
DCC PLC (United Kingdom)	447	39,000
Glanbia PLC	1,068	13,270
Grafton Group PLC unit	817	7,635
Greencore Group PLC	2,694	7,486
ICON PLC (a)	256	37,719
James Hardie Industries PLC CDI	2,163	36,294
Kerry Group PLC Class A	665	77,773
Kingspan Group PLC (Ireland)	690	33,693
Paddy Power Betfair PLC (Ireland)	366	34,212
Ryanair Holdings PLC sponsored ADR (a)	536	35,580
Smurfit Kappa Group PLC	973	28,952
United Drug PLC (United Kingdom)	966	8,914

TOTAL IRELAND		514,194

Isle of Man - 0.1%
Gaming VC Holdings SA	2,403	21,965
Genting Singapore Ltd.	28,500	18,146
NEPI Rockcastle PLC	2,283	20,010

TOTAL ISLE OF MAN		60,121

Israel - 0.4%
Airport City Ltd. (a)	222	4,311
Alony Hetz Properties & Investments Ltd.	352	5,149
Azrieli Group	213	16,728
Bank Hapoalim BM (Reg.)	5,100	40,198
Bank Leumi le-Israel BM	6,329	45,043
Bezeq The Israel Telecommunication Corp. Ltd.	6,279	4,158
Check Point Software Technologies Ltd. (a)	567	62,087
CyberArk Software Ltd. (a)	187	18,666
Elbit Systems Ltd. (Israel)	121	20,049
First International Bank of Israel	322	8,575
Israel Chemicals Ltd.	3,029	15,039
Israel Corp. Ltd. (Class A) (a)	14	3,147
Israel Discount Bank Ltd. (Class A)	5,516	24,262
Mellanox Technologies Ltd. (a)	161	17,644
Mizrahi Tefahot Bank Ltd.	770	19,138
NICE Systems Ltd. (a)	278	40,865
Paz Oil Co. Ltd.	38	5,553
Plus500 Ltd.	311	2,918
Shufersal Ltd.	581	4,235
Strauss Group Ltd.	164	5,138
Taro Pharmaceutical Industries Ltd.	52	3,923
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	4,337	29,839
Tower Semiconductor Ltd. (a)	606	11,940
Wix.com Ltd. (a)	179	20,896

TOTAL ISRAEL		429,501

Italy - 1.3%
A2A SpA	5,917	10,861
Assicurazioni Generali SpA	5,495	106,489
Atlantia SpA	2,162	52,290
Banco BPM SpA (a)	6,061	12,380
Brembo SpA	516	5,028
Cerved Information Solutions SpA	748	6,522
Davide Campari-Milano SpA	2,742	24,776
DiaSorin S.p.A.	122	14,188
Enel SpA	34,932	260,917
Eni SpA	11,400	174,246
FinecoBank SpA	2,020	21,383
Hera SpA	3,645	14,962
Infrastrutture Wireless Italiane SpA (b)	927	9,619
Interpump Group SpA	427	13,497
Intesa Sanpaolo SpA	71,830	170,152
Italgas SpA	1,783	11,509
Leonardo SpA	1,943	22,851
Mediobanca SpA	3,102	33,878
Moncler SpA	847	30,188
Pirelli & C. SpA (b)	1,540	9,111
Poste Italiane SpA (b)	1,918	21,804
Prada SpA	1,600	4,654
Prysmian SpA	1,153	24,757
Recordati SpA	429	18,404
Saipem SpA (a)	2,131	9,644
Snam Rete Gas SpA	10,277	51,907
Telecom Italia SpA (a)	58,917	33,641
Terna SpA	6,471	41,571
UniCredit SpA	9,637	113,652
Unione di Banche Italiane SCpA	4,086	11,472
Unipol Gruppo SpA	1,739	9,261
Unipolsai SpA	3,047	8,103

TOTAL ITALY		1,353,717

Japan - 18.3%
ABC-MART, Inc.	100	6,357
ACOM Co. Ltd.	1,500	5,911
Activia Properties, Inc.	4	20,434
Adeka Corp.	400	4,990
Advance Residence Investment Corp.	6	19,705
Advantest Corp.	800	35,662
Aeon (REIT) Investment Corp.	5	6,889
AEON Co. Ltd.	3,900	71,654
AEON Financial Service Co. Ltd.	400	6,048
AEON MALL Co. Ltd.	400	6,329
Agc, Inc.	1,000	31,162
Aica Kogyo Co. Ltd.	400	11,846
Ain Holdings, Inc.	100	5,830
Air Water, Inc.	1,000	17,981
Aisin Seiki Co. Ltd.	800	25,293
Ajinomoto Co., Inc.	2,500	47,319
Alfresa Holdings Corp.	1,000	22,406
All Nippon Airways Ltd.	500	16,845
Alps Electric Co. Ltd.	900	16,900
Amada Holdings Co. Ltd.	1,800	19,506
Anritsu Corp.	500	9,893
Aozora Bank Ltd.	500	12,530
Asahi Group Holdings	2,000	99,326
ASAHI INTECC Co. Ltd.	1,000	26,384
Asahi Kasei Corp.	6,300	62,496
Asics Corp.	900	15,435
Astellas Pharma, Inc.	8,800	125,877
Azbil Corp.	700	18,799
Bandai Namco Holdings, Inc.	1,000	62,358
Bank of Kyoto Ltd.	300	11,802
Benesse Holdings, Inc.	300	7,815
Bic Camera, Inc.	500	5,280
Bridgestone Corp.	2,700	105,073
Brother Industries Ltd.	1,200	21,866
Calbee, Inc.	500	15,597
Canon, Inc.	4,800	128,362
Capcom Co. Ltd.	300	7,985
Casio Computer Co. Ltd.	1,300	20,231
Central Japan Railway Co.	900	185,589
Chiba Bank Ltd.	3,800	19,654
Chubu Electric Power Co., Inc.	3,300	47,869
Chugai Pharmaceutical Co. Ltd.	1,000	78,147
Chugoku Electric Power Co., Inc.	1,500	19,303
Citizen Watch Co. Ltd.	1,200	5,887
Coca-Cola West Co. Ltd.	600	13,492
Comforia Residential REIT, Inc.	2	6,421
COMSYS Holdings Corp.	700	19,901
Concordia Financial Group Ltd.	6,200	23,893
Cosmos Pharmaceutical Corp.	100	19,593
Credit Saison Co. Ltd.	1,100	14,833
CyberAgent, Inc.	400	15,419
Dai Nippon Printing Co. Ltd.	1,500	38,911
Dai-ichi Mutual Life Insurance Co.	5,300	80,575
Daicel Chemical Industries Ltd.	1,300	11,060
Daido Steel Co. Ltd.	300	11,850
Daifuku Co. Ltd.	600	31,216
Daiichi Sankyo Kabushiki Kaisha	2,800	176,930
Daiichikosho Co. Ltd.	200	9,259
Daikin Industries Ltd.	1,300	171,456
Dainippon Sumitomo Pharma Co. Ltd.	700	11,582
Daio Paper Corp.	400	5,108
Daito Trust Construction Co. Ltd.	300	38,424
Daiwa House Industry Co. Ltd.	3,000	97,514
Daiwa House REIT Investment Corp.	8	22,507
Daiwa Office Investment Corp.	1	7,765
Daiwa Securities Group, Inc.	7,100	31,774
DeNA Co. Ltd.	500	8,839
Denki Kagaku Kogyo KK	400	11,082
DENSO Corp.	2,300	101,631
Dentsu, Inc.	1,100	38,896
Dic Corp.	300	8,381
Disco Corp.	100	19,117
Dmg Mori Co. Ltd.	500	7,146
Dowa Holdings Co. Ltd.	300	10,302
East Japan Railway Co.	1,700	162,558
Ebara Corp.	500	13,435
Eisai Co. Ltd.	1,400	71,522
Electric Power Development Co. Ltd.	800	18,288
Ezaki Glico Co. Ltd.	300	12,483
FamilyMart Co. Ltd.	1,300	31,763
Fancl Corp.	300	8,012
Fanuc Corp.	900	170,121
Fast Retailing Co. Ltd.	300	178,965
Frontier Real Estate Investment Corp.	3	12,784
Fuji Electric Co. Ltd.	600	18,500
Fuji Oil Holdings, Inc.	200	5,817
Fuji Seal International, Inc.	200	5,071
Fujifilm Holdings Corp.	1,900	83,696
Fujitsu Ltd.	1,000	80,370
Fukuoka Financial Group, Inc.	1,000	18,978
Fukuyama Transporting Co. Ltd.	200	7,059
Furukawa Electric Co. Ltd.	400	9,721
GLP J-REIT	18	23,882
GMO Payment Gateway, Inc.	200	13,425
GOLDWIN, Inc.	200	17,190
GS Yuasa Corp.	500	8,684
Gunma Bank Ltd.	1,500	4,890
Hakuhodo DY Holdings, Inc.	1,400	20,343
Hamamatsu Photonics K.K.	600	22,385
Hankyu Hanshin Holdings, Inc.	1,100	42,538
Haseko Corp.	1,200	14,034
Hikari Tsushin, Inc.	100	21,694
Hino Motors Ltd.	1,000	8,287
Hirose Electric Co. Ltd.	100	12,320
Hiroshima Bank Ltd.	1,100	5,469
Hisamitsu Pharmaceutical Co., Inc.	500	22,010
Hitachi Chemical Co. Ltd.	400	13,121
Hitachi Construction Machinery Co. Ltd.	400	9,716
Hitachi High-Technologies Corp.	300	17,439
Hitachi Ltd.	4,300	161,036
Hitachi Metals Ltd.	700	7,602
Hokuriku Electric Power Co., Inc. (a)	700	4,715
Honda Motor Co. Ltd.	8,200	214,712
Horiba Ltd.	200	11,636
Hoshizaki Corp.	300	23,648
House Foods Group, Inc.	300	11,264
Hoya Corp.	1,700	139,235
Hulic (REIT), Inc.	6	11,032
Hulic Co. Ltd.	2,400	24,640
Ibiden Co. Ltd.	500	10,093
Idemitsu Kosan Co. Ltd.	887	25,166
IHI Corp.	600	13,144
Iida Group Holdings Co. Ltd.	1,300	21,226
Industrial & Infrastructure Fund Investment Corp.	9	12,930
INPEX Corp.	4,900	45,157
Invincible Investment Corp.	27	16,674
Isetan Mitsukoshi Holdings Ltd.	1,500	12,012
Isuzu Motors Ltd.	3,000	33,232
IT Holdings Corp.	400	23,111
ITO EN Ltd.	300	14,186
Itochu Corp.	6,700	138,781
ITOCHU Techno-Solutions Corp.	400	10,625
Iyo Bank Ltd.	1,100	5,779
Izumi Co. Ltd.	300	11,766
J. Front Retailing Co. Ltd.	1,300	15,273
Japan Airlines Co. Ltd.	600	17,820
Japan Airport Terminal Co. Ltd.	300	13,059
Japan Excellent, Inc.	4	6,530
Japan Exchange Group, Inc.	2,500	39,506
Japan Hotel REIT Investment Corp.	22	16,413
Japan Logistics Fund, Inc.	3	7,421
Japan Post Holdings Co. Ltd.	6,900	63,670
Japan Prime Realty Investment Corp.	5	23,729
Japan Real Estate Investment Corp.	6	40,238
Japan Retail Fund Investment Corp.	13	27,508
Japan Tobacco, Inc.	5,000	109,548
JFE Holdings, Inc.	2,800	33,915
JGC Corp.	1,100	14,517
JSR Corp.	1,000	16,101
JTEKT Corp.	900	10,394
JX Holdings, Inc.	15,300	69,935
K's Holdings Corp.	1,000	10,891
Kagome Co. Ltd.	300	7,598
Kajima Corp.	2,300	30,301
Kakaku.com, Inc.	500	12,352
Kaken Pharmaceutical Co. Ltd.	200	9,301
Kamigumi Co. Ltd.	500	11,358
Kaneka Corp.	400	12,535
Kansai Electric Power Co., Inc.	3,800	42,561
Kansai Paint Co. Ltd.	1,300	30,387
Kao Corp.	2,200	163,189
Kawasaki Heavy Industries Ltd.	900	20,067
KDDI Corp.	7,900	206,133
Keihan Electric Railway Co., Ltd.	500	22,279
Keihin Electric Express Railway Co. Ltd.	1,300	25,301
Keio Corp.	600	37,465
Keisei Electric Railway Co.	800	33,027
Kenedix Office Investment Corp.	2	15,804
Kewpie Corp.	500	11,711
Keyence Corp.	400	248,982
Kikkoman Corp.	800	38,380
Kinden Corp.	500	7,436
Kintetsu Group Holdings Co. Ltd.	900	46,978
Kirin Holdings Co. Ltd.	4,200	89,375
Kobayashi Pharmaceutical Co. Ltd.	300	22,911
Kobe Steel Ltd.	2,100	11,279
Koito Manufacturing Co. Ltd.	600	29,534
Kokuyo Co. Ltd.	400	5,608
Komatsu Ltd.	4,400	101,463
Konami Holdings Corp.	500	24,222
Konica Minolta, Inc.	2,600	18,191
Kose Corp.	200	33,958
Kubota Corp.	5,400	82,127
Kuraray Co. Ltd.	1,700	21,003
Kurita Water Industries Ltd.	500	13,461
Kyocera Corp.	1,600	99,761
Kyowa Exeo Corp.	400	9,749
Kyowa Hakko Kirin Co., Ltd.	1,300	25,317
Kyudenko Corp.	200	6,705
Kyushu Electric Power Co., Inc.	2,400	22,681
Kyushu Financial Group, Inc.	1,500	6,138
Kyushu Railway Co.	700	22,344
Lawson, Inc.	200	10,241
LINE Corp. (a)	400	14,354
Lion Corp.	1,500	29,674
LIXIL Group Corp.	1,300	22,967
M3, Inc.	1,900	45,980
Mabuchi Motor Co. Ltd.	200	7,501
Maeda Corp.	600	5,262
Makita Corp.	1,300	41,254
Marubeni Corp.	8,100	54,019
Maruha Nichiro Corp.	200	5,058
Marui Group Co. Ltd.	1,000	21,187
Maruichi Steel Tube Ltd.	300	7,968
Matsumotokiyoshi Holdings Co. Ltd.	400	14,679
Mazda Motor Corp.	2,800	25,097
McDonald's Holdings Co. (Japan) Ltd.	300	14,531
Mebuki Financial Group, Inc.	5,700	14,096
Medipal Holdings Corp.	1,000	22,322
Meiji Holdings Co. Ltd.	700	51,203
Minebea Mitsumi, Inc.	2,000	31,927
Misumi Group, Inc.	1,200	28,426
Mitsubishi Chemical Holdings Corp.	6,600	47,305
Mitsubishi Corp.	7,200	177,285
Mitsubishi Electric Corp.	9,600	128,066
Mitsubishi Estate Co. Ltd.	6,300	121,820
Mitsubishi Gas Chemical Co., Inc.	1,100	14,795
Mitsubishi Heavy Industries Ltd.	1,500	58,963
Mitsubishi Logistics Corp.	300	7,649
Mitsubishi Materials Corp.	500	13,554
Mitsubishi Motors Corp. of Japan	2,600	11,343
Mitsubishi Tanabe Pharma Corp.	1,000	11,020
Mitsubishi UFJ Financial Group, Inc.	59,300	302,007
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	11,601
Mitsui & Co. Ltd.	7,900	129,769
Mitsui Chemicals, Inc.	1,000	22,529
Mitsui Fudosan Co. Ltd.	4,500	111,992
Mitsui OSK Lines Ltd.	600	15,254
Miura Co. Ltd.	600	16,831
Mizuho Financial Group, Inc.	114,100	175,344
MonotaRO Co. Ltd.	600	15,827
Mori Hills REIT Investment Corp.	8	12,703
Morinaga & Co. Ltd.	200	9,735
MS&AD Insurance Group Holdings, Inc.	2,300	74,760
Murata Manufacturing Co. Ltd.	2,900	140,556
Nabtesco Corp.	500	15,652
Nagase & Co. Ltd.	400	5,618
Nagoya Railroad Co. Ltd.	900	26,964
Nankai Electric Railway Co. Ltd.	600	15,235
NEC Corp.	1,200	50,744
Net One Systems Co. Ltd.	300	8,139
New Hampshire Foods Ltd.	500	20,132
Nexon Co. Ltd. (a)	2,300	27,945
NGK Insulators Ltd.	1,500	21,459
NGK Spark Plug Co. Ltd.	1,000	19,187
NHK Spring Co. Ltd.	900	6,904
Nichirei Corp.	700	15,994
Nidec Corp.	1,200	162,506
Nifco, Inc.	300	7,209
Nihon Kohden Corp.	400	11,788
Nihon M&A Center, Inc.	600	16,972
Nihon Unisys Ltd.	300	9,697
Nikkon Holdings Co. Ltd.	200	4,577
Nikon Corp.	1,600	20,073
Nintendo Co. Ltd.	500	186,248
Nippon Accommodations Fund, Inc.	2	12,458
Nippon Building Fund, Inc.	6	46,099
Nippon Electric Glass Co. Ltd.	300	6,708
Nippon Express Co. Ltd.	500	25,608
Nippon Gas Co. Ltd.	200	5,655
Nippon Kayaku Co. Ltd.	600	7,194
Nippon Paint Holdings Co. Ltd.	900	47,072
Nippon Paper Industries Co. Ltd.	400	6,536
Nippon Prologis REIT, Inc.	10	27,421
Nippon REIT Investment Corp.	2	8,351
Nippon Shinyaku Co. Ltd.	300	25,357
Nippon Shokubai Co. Ltd.	200	11,418
Nippon Steel & Sumitomo Metal Corp.	4,200	58,852
Nippon Suisan Kaisha Co. Ltd.	1,000	5,668
Nippon Telegraph & Telephone Corp.	2,900	138,747
Nippon Yusen KK	600	10,079
Nipro Corp.	500	5,631
Nishi-Nippon Railroad Co. Ltd.	300	6,601
Nissan Chemical Corp.	700	29,310
Nissan Motor Co. Ltd.	10,800	67,428
Nisshin Seifun Group, Inc.	1,300	24,106
Nissin Food Holdings Co. Ltd.	400	28,988
Nitori Holdings Co. Ltd.	400	58,700
Nitto Denko Corp.	800	38,764
NKSJ Holdings, Inc.	1,700	71,395
NOF Corp.	300	9,935
NOK Corp.	600	8,946
Nomura Holdings, Inc.	15,400	65,463
Nomura Real Estate Holdings, Inc.	600	13,007
Nomura Real Estate Master Fund, Inc.	20	36,124
Nomura Research Institute Ltd.	1,900	37,966
NSK Ltd.	2,400	20,340
NTN Corp.	2,900	8,380
NTT Data Corp.	2,900	37,638
NTT DOCOMO, Inc.	5,500	140,441
Obayashi Corp.	3,300	33,003
OBIC Co. Ltd.	300	34,378
Odakyu Electric Railway Co. Ltd.	1,500	36,030
Oji Holdings Corp.	4,900	23,005
Olympus Corp.	5,700	77,223
OMRON Corp.	1,000	55,105
Ono Pharmaceutical Co. Ltd.	2,300	41,888
Oracle Corp. Japan	200	17,435
Oriental Land Co. Ltd.	1,000	152,415
ORIX Corp.	6,000	89,754
ORIX JREIT, Inc.	14	30,579
Osaka Gas Co. Ltd.	2,000	38,413
OSG Corp.	400	8,326
Otsuka Corp.	500	20,011
Otsuka Holdings Co. Ltd.	2,500	93,913
Pan Pacific International Hold	2,500	41,856
Panasonic Corp.	10,400	84,757
Park24 Co. Ltd.	500	11,616
Penta-Ocean Construction Co. Ltd.	1,000	5,552
PeptiDream, Inc. (a)	400	19,120
Persol Holdings Co., Ltd.	800	15,205
Pigeon Corp.	500	20,703
Pilot Corp.	200	7,449
Pola Orbis Holdings, Inc.	400	9,017
Premier Investment Corp.	4	5,873
Rakuten, Inc.	3,800	37,668
Recruit Holdings Co. Ltd.	7,100	216,930
Relo Group, Inc.	600	14,780
Renesas Electronics Corp. (a)	3,600	23,592
Rengo Co. Ltd.	900	6,504
Resona Holdings, Inc.	10,100	43,462
Ricoh Co. Ltd.	3,200	28,951
Rinnai Corp.	200	13,477
ROHM Co. Ltd.	400	30,841
Rohto Pharmaceutical Co. Ltd.	500	13,724
Ryohin Keikaku Co. Ltd.	1,300	24,371
SanBio Co. Ltd. (a)	100	4,173
Sankyo Co. Ltd. (Gunma)	200	6,882
Sankyu, Inc.	300	15,640
Santen Pharmaceutical Co. Ltd.	1,900	33,204
Sanwa Holdings Corp.	900	10,113
Sapporo Breweries Ltd.	300	7,503
Sawai Pharmaceutical Co. Ltd.	200	10,347
SBI Holdings, Inc. Japan	1,200	25,819
Screen Holdings Co. Ltd.	200	11,912
SCSK Corp.	200	9,412
Secom Co. Ltd.	1,000	91,506
Sega Sammy Holdings, Inc.	1,000	14,028
Seibu Holdings, Inc.	1,400	24,439
Seiko Epson Corp.	1,500	21,307
Seino Holdings Co. Ltd.	800	10,043
Sekisui Chemical Co. Ltd.	2,200	34,237
Sekisui House (REIT), Inc.	18	16,148
Sekisui House Ltd.	2,800	55,250
Seven & i Holdings Co. Ltd.	3,600	137,971
Seven Bank Ltd.	4,100	11,264
SG Holdings Co. Ltd.	1,000	24,506
Sharp Corp.	1,000	11,167
Shikoku Electric Power Co., Inc.	700	6,616
Shimadzu Corp.	1,200	30,513
Shimamura Co. Ltd.	100	7,945
SHIMANO, Inc.	400	60,442
SHIMIZU Corp.	3,500	31,794
Shin-Etsu Chemical Co. Ltd.	1,800	193,699
Shinsei Bank Ltd.	1,200	17,547
Shionogi & Co. Ltd.	1,300	72,479
Ship Healthcare Holdings, Inc.	200	8,527
Shiseido Co. Ltd.	1,800	144,467
Shizuoka Bank Ltd.	2,700	20,233
SHO-BOND Holdings Co. Ltd.	200	7,041
Showa Denko K.K.	800	21,111
Skylark Co. Ltd.	1,000	18,207
SMC Corp.	300	128,948
SoftBank Corp.	7,900	311,737
SoftBank Corp.	7,200	97,558
Sohgo Security Services Co., Ltd.	400	21,038
Sojitz Corp.	6,400	19,910
Sony Corp.	5,700	336,917
Sony Financial Holdings, Inc.	800	17,419
Sotetsu Holdings, Inc.	700	18,344
Square Enix Holdings Co. Ltd.	500	24,307
Stanley Electric Co. Ltd.	600	15,981
Subaru Corp.	2,900	82,012
Sumco Corp.	1,000	13,623
Sumitomo Chemical Co. Ltd.	7,800	35,215
Sumitomo Corp.	5,700	89,236
Sumitomo Electric Industries Ltd.	3,900	49,770
Sumitomo Forestry Co. Ltd.	600	8,011
Sumitomo Heavy Industries Ltd.	600	17,879
Sumitomo Metal Mining Co. Ltd.	1,300	40,601
Sumitomo Mitsui Financial Group, Inc.	6,300	216,481
Sumitomo Mitsui Trust Holdings, Inc.	1,700	61,560
Sumitomo Osaka Cement Co. Ltd.	200	8,603
Sumitomo Realty & Development Co. Ltd.	2,100	80,170
Sumitomo Rubber Industries Ltd.	900	10,717
Sundrug Co. Ltd.	200	6,311
Suntory Beverage & Food Ltd.	600	25,687
Suzuken Co. Ltd.	400	21,532
Suzuki Motor Corp.	2,000	85,199
Sysmex Corp.	700	47,028
T&D Holdings, Inc.	2,800	29,920
Taiheiyo Cement Corp.	500	13,436
Taisei Corp.	1,000	38,917
Taisho Pharmaceutical Holdings Co. Ltd.	300	21,936
Taiyo Nippon Sanso Corp.	900	18,293
Taiyo Yuden Co. Ltd.	500	12,262
Takara Holdings, Inc.	800	7,947
Takashimaya Co. Ltd.	900	10,528
Takeda Pharmaceutical Co. Ltd.	6,838	234,651
TDK Corp.	600	54,238
TechnoPro Holdings, Inc.	200	11,935
Teijin Ltd.	700	13,511
Terumo Corp.	3,100	100,310
The Chugoku Bank Ltd.	700	6,611
The Hachijuni Bank Ltd.	1,900	7,784
THK Co. Ltd.	700	18,545
Tobu Railway Co. Ltd.	1,000	32,487
Toda Corp.	700	4,049
Toho Co. Ltd.	700	30,726
Toho Gas Co. Ltd.	500	19,176
Tohoku Electric Power Co., Inc.	2,300	22,481
Tokai Carbon Co. Ltd.	800	8,108
Tokio Marine Holdings, Inc.	3,200	171,671
Tokuyama Corp.	400	9,226
Tokyo Century Corp.	200	9,301
Tokyo Electric Power Co., Inc. (a)	3,200	15,695
Tokyo Electron Ltd.	700	134,487
Tokyo Gas Co. Ltd.	1,800	45,527
Tokyo Tatemono Co. Ltd.	900	12,703
Tokyu Corp.	2,600	48,910
Tokyu Fudosan Holdings Corp.	3,000	19,201
Toppan Printing Co. Ltd.	1,500	26,639
Toray Industries, Inc.	7,400	55,111
Toshiba Corp.	2,700	82,589
Tosoh Corp.	1,700	22,647
Toto Ltd.	700	26,362
Toyo Seikan Group Holdings Ltd.	600	9,363
Toyo Suisan Kaisha Ltd.	400	16,063
Toyo Tire Corp.	500	6,353
Toyoda Gosei Co. Ltd.	200	4,026
Toyota Industries Corp.	900	51,965
Toyota Motor Corp.	12,100	812,639
Toyota Tsusho Corp.	1,100	35,703
Trend Micro, Inc.	500	23,894
TS tech Co. Ltd.	300	9,176
Tsumura & Co.	300	8,061
Tsuruha Holdings, Inc.	200	21,841
Ube Industries Ltd.	400	8,126
Unicharm Corp.	1,900	60,390
United Urban Investment Corp.	15	28,736
USS Co. Ltd.	1,100	21,422
Wacoal Holdings Corp.	200	5,164
Welcia Holdings Co. Ltd.	200	10,108
West Japan Railway Co.	900	76,150
Yahoo! Japan Corp.	4,800	13,523
Yakult Honsha Co. Ltd.	700	39,297
Yamada Denki Co. Ltd.	3,600	17,443
Yamaguchi Financial Group, Inc.	1,800	12,432
Yamaha Corp.	800	36,068
Yamaha Motor Co. Ltd.	1,500	27,345
Yamato Holdings Co. Ltd.	1,800	27,195
Yamazaki Baking Co. Ltd.	900	16,098
Yaskawa Electric Corp.	1,200	44,541
Yokogawa Electric Corp.	1,300	23,888
Yokohama Rubber Co. Ltd.	600	12,058
Zenkoku Hosho Co. Ltd.	200	7,816
Zensho Holdings Co. Ltd.	300	6,481
Zeon Corp.	700	8,582
Zozo, Inc.	900	20,848

TOTAL JAPAN		18,353,724

Korea (South) - 3.2%
AMOREPACIFIC Corp.	163	19,099
AMOREPACIFIC Group, Inc.	111	6,054
Ananti, Inc. (a)	113	1,291
BGF Retail Co. Ltd.	37	6,079
BS Financial Group, Inc.	918	5,504
Bukwang Pharmaceutical Co. Ltd.	200	2,310
Celltrion Healthcare Co. Ltd.	176	7,397
Celltrion Pharm, Inc. (a)	74	2,163
Celltrion, Inc. (a)	466	63,733
CHA Biotech Co. Ltd. (a)	87	983
Cheil Industries, Inc.	434	32,465
Cheil Worldwide, Inc.	252	5,212
CJ CheilJedang Corp.	32	6,258
CJ Corp.	46	3,146
CJ O Shopping Co. Ltd.	35	4,944
Com2uS Corp.	16	1,245
Cosmax, Inc.	46	2,808
Daelim Industrial Co.	100	8,673
Daewoo Engineering & Construction Co. Ltd. (a)	4,051	16,317
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	130	3,317
Daewoong Pharmaceutical Co. Ltd.	23	2,858
Db Insurance Co. Ltd.	287	12,350
DGB Financial Group Co. Ltd.	544	3,380
Dong Suh Companies, Inc.	73	1,096
Doosan Bobcat, Inc.	116	3,425
Doosan Co. Ltd. (c)	45	3,929
Doosan Infracore Co. Ltd. (a)	1,066	5,601
E-Mart Co. Ltd.	66	6,220
Fila Korea Ltd.	189	9,126
Genexine Co. Ltd. (a)	57	2,415
Green Cross Holdings Corp.	326	5,668
GS Engineering & Construction Corp.	265	7,293
GS Holdings Corp.	157	6,586
GS Retail Co. Ltd.	179	6,158
Hana Financial Group, Inc.	1,514	44,506
HanAll BioPharma Co. Ltd. (a)	181	3,940
Hanjin Kal Corp.	204	4,610
Hankook Tire Co. Ltd.	324	8,714
Hanmi Pharm Co. Ltd.	21	4,834
Hanmi Science Co. Ltd.	113	3,732
Hanon Systems	524	5,244
Hanssem Co. Ltd.	57	2,852
Hanwha Aerospace Co. Ltd. (a)	137	4,816
Hanwha Chemical Corp.	399	5,973
Hanwha Corp.	182	3,832
Hanwha Life Insurance Co. Ltd.	1,338	2,656
HDC Hyundai Development Co.	112	3,068
HLB, Inc. (a)	111	5,591
Hotel Shilla Co.	115	8,267
HUGEL, Inc. (a)	9	2,893
Hyundai Department Store Co. Ltd.	56	3,647
Hyundai Elevator Co. Ltd.	51	3,798
Hyundai Engineering & Construction Co. Ltd.	307	11,854
Hyundai Fire & Marine Insurance Co. Ltd.	212	4,667
Hyundai Glovis Co. Ltd.	113	14,701
Hyundai Heavy Industries Co. Ltd. (a)	209	21,613
Hyundai Merchant Marine Co. Ltd. (a)	934	2,824
Hyundai Mipo Dockyard Co. Ltd.	79	2,971
Hyundai Mobis	316	66,409
Hyundai Motor Co.	608	67,943
Hyundai Robotics Co. Ltd.	58	16,905
Hyundai Rotem Co. Ltd. (a)	165	2,683
Hyundai Steel Co.	298	9,667
Industrial Bank of Korea	2,013	22,159
ING Life Insurance Korea Ltd. (b)	133	3,000
JB Financial Group Co. Ltd.	535	2,507
Kakao Corp.	266	30,058
Kangwon Land, Inc.	683	16,831
KB Financial Group, Inc.	1,835	65,332
KCC Corp.	18	3,272
Kia Motors Corp.	1,250	47,535
Kiwoom Securities Co. Ltd.	79	4,473
Koh Young Technology, Inc.	14	1,038
Kolmar Korea Co. Ltd.	60	2,112
Kolon Industries, Inc.	157	5,473
Komipharm International Co. Ltd. (a)	293	2,993
Korea Aerospace Industries Ltd.	392	12,782
Korea Electric Power Corp. (a)	1,238	26,717
Korea Express Co. Ltd. (a)	30	3,615
Korea Gas Corp.	91	3,005
Korea Investment Holdings Co. Ltd.	218	13,690
Korea Zinc Co. Ltd.	66	24,658
Korean Air Lines Co. Ltd.	187	3,571
Korean Reinsurance Co.	485	3,240
KT Corp.	739	16,902
KT&G Corp.	551	48,478
Kumho Petro Chemical Co. Ltd.	54	3,224
LG Chemical Ltd.	207	51,702
LG Corp.	628	36,660
LG Display Co. Ltd. (a)	877	10,349
LG Electronics, Inc.	551	30,971
LG Household & Health Care Ltd.	42	45,779
LG Innotek Co. Ltd.	43	4,088
LG Telecom Ltd.	1,393	15,857
Lotte Chemical Corp.	65	12,793
Lotte Confectionery Co. Ltd.	147	4,444
Lotte Shopping Co. Ltd.	38	4,088
LS Cable Ltd.	144	5,698
LS Industrial Systems Ltd.	19	763
Mando Corp.	241	7,276
Medy-Tox, Inc.	15	4,505
Meritz Fire & Marine Insurance Co. Ltd.	240	3,823
Meritz Securities Co. Ltd.	1,023	4,308
Mirae Asset Daewoo Co. Ltd.	1,817	11,365
NAVER Corp.	658	86,152
NCSOFT Corp.	84	36,497
Netmarble Corp. (a)(b)	174	13,713
Nong Shim Co. Ltd.	17	3,537
Oci Co. Ltd.	67	3,883
Orion Corp./Republic of Korea	100	8,206
Ottogi Corp.	6	2,917
Paradise Co. Ltd.	228	3,518
Pearl Abyss Corp. (a)	46	7,596
Pharmicell Co. Ltd. (a)	254	1,506
POSCO	374	70,800
POSCO Chemtech Co. Ltd.	79	2,909
Posco International Corp.	67	1,067
S-Oil Corp.	207	17,159
S.M. Entertainment Co. Ltd. (a)	77	2,138
S1 Corp.	68	5,563
Samsung Biologics Co. Ltd. (a)(b)	72	18,464
Samsung Card Co. Ltd.	214	6,273
Samsung Electro-Mechanics Co. Ltd.	233	20,014
Samsung Electronics Co. Ltd.	24,646	1,008,145
Samsung Engineering Co. Ltd. (a)	624	8,742
Samsung Fire & Marine Insurance Co. Ltd.	161	29,941
Samsung Heavy Industries Co. Ltd. (a)	1,848	12,144
Samsung Life Insurance Co. Ltd.	436	25,852
Samsung SDI Co. Ltd.	250	46,492
Samsung SDS Co. Ltd.	178	28,278
Samsung Securities Co. Ltd.	221	6,515
Seoul Semiconductor Co. Ltd.	142	1,640
SFA Engineering Corp.	75	2,639
Shinhan Financial Group Co. Ltd.	2,187	76,231
Shinsegae Co. Ltd.	26	5,692
SillaJen, Inc. (a)	222	1,507
SK C&C Co. Ltd.	158	26,880
SK Energy Co. Ltd.	279	38,623
SK Hynix, Inc.	2,627	180,082
SK Networks Co. Ltd.	556	2,578
SK Telecom Co. Ltd.	191	38,392
STX Pan Ocean Co. Ltd. (Korea) (a)	622	2,371
ViroMed Co. Ltd.	63	3,483
Woongjin Coway Co. Ltd.	283	19,966
Woori Financial Group, Inc. (a)	2,552	26,496
Woori Investment & Securities Co. Ltd.	494	5,232
Yuhan Corp.	30	5,717

TOTAL KOREA (SOUTH)		3,156,997

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	3,067	43,143
Aroundtown SA	3,420	27,972
B&M European Value Retail SA	3,731	17,405
Globant SA (a)	93	8,517
Millicom International Cellular SA (depository receipt)	331	16,059
Orion Engineered Carbons SA	201	3,359
RTL Group SA	134	6,444
SES SA (France) (depositary receipt)	1,892	34,490
Spotify Technology SA (a)	267	30,438
Subsea 7 SA	1,337	13,811
Tenaris SA	2,087	22,136
Ternium SA sponsored ADR	165	3,166

TOTAL LUXEMBOURG		226,940

Malaysia - 0.5%
AirAsia Group BHD	6,400	2,690
AMMB Holdings Bhd	5,400	5,339
Axiata Group Bhd	12,440	12,776
British American Tobacco (Malaysia) Bhd	500	2,262
Bumiputra-Commerce Holdings Bhd	24,768	29,755
Dialog Group Bhd	20,400	16,566
DiGi.com Bhd	8,200	9,303
Gamuda Bhd	12,700	11,223
Genting Bhd	12,700	17,411
Genting Malaysia Bhd	11,900	8,612
Hap Seng Consolidated Bhd	1,900	4,474
Hartalega Holdings Bhd	5,900	7,398
Hong Leong Bank Bhd	2,100	8,205
Hong Leong Credit Bhd	800	3,107
IHH Healthcare Bhd	14,000	18,992
IOI Corp. Bhd	13,000	13,754
Kuala Lumpur Kepong Bhd	2,200	12,127
Malayan Banking Bhd	22,905	46,554
Malaysia Airports Holdings Bhd	5,500	11,363
Maxis Bhd	4,600	6,152
MISC Bhd	4,200	7,824
Nestle (Malaysia) BHD	300	10,439
Petronas Chemicals Group Bhd	11,800	21,250
Petronas Dagangan Bhd	1,000	5,636
Petronas Gas Bhd	2,200	8,607
PPB Group Bhd	2,200	9,531
Press Metal Bhd	13,600	15,461
Public Bank Bhd	11,200	53,713
QL Resources Bhd	2,600	4,477
RHB Capital Bhd	4,000	5,388
Sime Darby Bhd	9,900	5,320
Sime Darby Plantation Bhd	10,700	12,088
Tenaga Nasional Bhd	11,900	38,767
Top Glove Corp. Bhd	9,500	10,097

TOTAL MALAYSIA		456,661

Malta - 0.0%
Kindred Group PLC (depositary receipt)	881	5,146
Mexico - 0.6%
Alfa SA de CV Series A	11,000	9,660
America Movil S.A.B. de CV Series L	104,500	77,525
Banco Santander Mexico SA	6,400	8,075
CEMEX S.A.B. de CV unit	70,400	27,434
Coca-Cola FEMSA S.A.B. de CV unit	2,500	15,214
Embotelladoras Arca S.A.B. de CV	1,500	8,108
Fibra Uno Administracion SA de CV	11,900	17,391
Fomento Economico Mexicano S.A.B. de CV unit	8,600	78,901
Gruma S.A.B. de CV Series B	995	10,182
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,800	17,321
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	950	14,521
Grupo Aeroportuario Norte S.A.B. de CV	1,100	6,526
Grupo Bimbo S.A.B. de CV Series A	10,000	18,238
Grupo Carso SA de CV Series A1	1,700	4,990
Grupo Elektra SA de CV	275	19,506
Grupo Financiero Banorte S.A.B. de CV Series O	12,900	69,337
Grupo Financiero Inbursa S.A.B. de CV Series O	13,400	17,044
Grupo Mexico SA de CV Series B	17,000	39,748
Grupo Televisa SA de CV	11,100	21,729
Industrias Penoles SA de CV	400	5,324
Infraestructura Energetica Nova S.A.B. de CV (a)	2,700	10,732
Kimberly-Clark de Mexico SA de CV Series A	8,300	16,668
Mexichem S.A.B. de CV	3,200	6,245
Promotora y Operadora de Infraestructura S.A.B. de CV	695	6,232
Wal-Mart de Mexico SA de CV Series V	22,100	65,491

TOTAL MEXICO		592,142

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	15,000	23,808
Netherlands - 3.4%
ABN AMRO Group NV GDR (b)	1,896	33,426
Adyen BV (a)(b)	107	70,488
AEGON NV	7,369	30,604
AerCap Holdings NV (a)	536	29,346
Airbus Group NV	2,581	335,087
Akzo Nobel NV	1,044	93,069
Argenx SE (a)	173	19,632
ASML Holding NV (Netherlands)	1,934	479,658
ASR Nederland NV	698	25,768
CNH Industrial NV	4,587	46,696
Euronext NV (b)	332	27,158
EXOR NV	446	29,887
Ferrari NV	566	87,324
Fiat Chrysler Automobiles NV (Italy)	4,949	64,040
Heineken Holding NV	534	53,169
Heineken NV (Bearer)	1,068	115,429
IMCD Group BV	263	19,450
ING Groep NV (Certificaten Van Aandelen)	17,495	182,766
Interxion Holding N.V. (a)(d)	354	28,837
Koninklijke Ahold Delhaize NV	5,314	132,891
Koninklijke DSM NV	818	98,472
Koninklijke KPN NV	19,374	60,378
Koninklijke Philips Electronics NV	4,153	191,906
NN Group NV	1,456	51,640
NXP Semiconductors NV	1,458	159,097
Prosus NV (a)	1,843	135,291
Prosus NV (a)	151	11,037
QIAGEN NV (Germany) (a)	979	32,055
Randstad NV	584	28,701
RHI Magnesita NV	93	4,643
STMicroelectronics NV (Italy)	2,923	56,635
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	610	88,926
Unilever NV	7,747	465,187
Wolters Kluwer NV	1,260	91,986
X5 Retail Group NV GDR (Reg. S)	459	16,056
Yandex NV Series A (a)	1,141	39,946

TOTAL NETHERLANDS		3,436,681

New Zealand - 0.2%
Auckland International Airport Ltd.	4,630	26,529
Contact Energy Ltd.	2,838	15,177
Fisher & Paykel Healthcare Corp.	2,421	26,227
Fletcher Building Ltd.	3,394	10,945
Meridian Energy Ltd.	5,738	18,684
Ryman Healthcare Group Ltd.	2,133	17,751
SKYCITY Entertainment Group Ltd.	2,697	6,772
Spark New Zealand Ltd.	9,356	25,837
The a2 Milk Co. Ltd. (a)	3,506	29,112
Xero Ltd. (a)	522	21,946
Z Energy Ltd.	1,193	4,184

TOTAL NEW ZEALAND		203,164

Norway - 0.5%
Adevinta ASA:
Class A (a)	230	2,665
Class B	782	9,043
Aker ASA (A Shares)	89	4,735
Aker Bp ASA	633	16,935
Austevoll Seafood ASA	307	2,911
Det Norske Oljeselskap ASA (DNO) (A Shares)	2,230	3,216
DNB ASA	4,169	73,435
Entra ASA (b)	517	8,104
Equinor ASA	4,955	94,251
Gjensidige Forsikring ASA	948	18,793
Kongsberg Gruppen ASA	301	4,318
Leroy Seafood Group ASA	1,723	10,466
Marine Harvest ASA	2,019	46,582
Norsk Hydro ASA	6,750	23,768
Norwegian Finans Holding ASA (a)	529	4,463
Orkla ASA	3,485	31,703
Salmar ASA	219	9,605
Schibsted ASA:
(A Shares)	439	12,985
(B Shares)	349	9,782
SpareBank 1 SR-Bank ASA (primary capital certificate)	727	7,923
Sparebanken Midt-Norge	579	6,269
Storebrand ASA (A Shares)	1,843	11,636
Telenor ASA	2,986	59,916
TGS Nopec Geophysical Co. ASA	385	9,771
Tomra Systems ASA	475	12,687
Veidekke ASA	336	3,771
Yara International ASA	840	36,176

TOTAL NORWAY		535,909

Pakistan - 0.0%
Engro Corp. Ltd.	550	939
Habib Bank Ltd.	2,300	1,739
Lucky Cement Ltd.	700	1,532
United Bank Ltd.	800	707

TOTAL PAKISTAN		4,917

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	5,926	29,278
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	7,760	7,944
Ayala Corp.	1,320	22,531
Ayala Land, Inc.	27,200	25,956
Bank of the Philippine Islands (BPI)	10,080	18,090
BDO Unibank, Inc.	7,000	19,317
GT Capital Holdings, Inc.	269	4,371
International Container Terminal Services, Inc.	3,090	7,179
JG Summit Holdings, Inc.	11,360	15,893
Jollibee Food Corp.	2,530	10,839
Manila Electric Co.	870	6,212
Megaworld Corp.	37,000	3,120
Metropolitan Bank & Trust Co.	8,660	11,431
Philippine Long Distance Telephone Co.	320	7,015
San Miguel Corp.	1,270	4,203
SM Investments Corp.	2,200	41,223
SM Prime Holdings, Inc.	54,500	39,124
Universal Robina Corp.	4,530	13,637

TOTAL PHILIPPINES		258,085

Poland - 0.2%
Alior Bank SA (a)	296	2,865
Bank Millennium SA (a)	2,242	3,195
Bank Polska Kasa Opieki SA	898	22,931
Bank Zachodni WBK SA	154	12,043
BRE Bank SA (a)	47	4,074
CD Projekt RED SA	336	20,394
Cyfrowy Polsat SA	942	6,206
Dino Polska SA (a)(b)	169	6,617
Grupa Lotos SA	287	6,338
Jastrzebska Spolka Weglowa SA	221	1,200
KGHM Polska Miedz SA (Bearer) (a)	477	9,516
LPP SA	7	15,012
NG2 SA	94	3,242
Polish Oil & Gas Co. SA	5,111	5,995
Polska Grupa Energetyczna SA (a)	3,269	6,515
Polski Koncern Naftowy Orlen SA	1,371	33,744
Powszechna Kasa Oszczednosci Bank SA	4,005	39,270
Powszechny Zaklad Ubezpieczen SA	2,819	26,277
Telekomunikacja Polska SA (a)	2,615	3,603

TOTAL POLAND		229,037

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	36,721	7,629
Energias de Portugal SA	9,670	37,543
Galp Energia SGPS SA Class B	1,830	27,522
Jeronimo Martins SGPS SA	881	14,865
NOS SGPS SA	1,036	5,657
Portucel Industrial Empresa Produtora de Celulosa SA	3,900	13,951
REN - Redes Energeticas Nacionais SGPS SA	1,204	3,359

TOTAL PORTUGAL		110,526

Qatar - 0.2%
Barwa Real Estate Co. (a)	5,580	5,133
Industries Qatar QSC (a)	9,405	28,176
Masraf al Rayan (a)	21,596	20,993
Qatar Electricity & Water Co. (a)	2,734	11,599
Qatar Islamic Bank (a)	4,990	21,375
Qatar National Bank SAQ (a)	19,755	104,640
Qatar Telecom (Qtel) Q.S.C. (a)	5,997	11,906
The Commercial Bank of Qatar (a)	7,812	9,245

TOTAL QATAR		213,067

Russia - 0.8%
Alrosa Co. Ltd.	14,800	17,002
Gazprom OAO	54,690	190,325
Lukoil PJSC	1,688	139,981
Magnit OJSC	367	20,108
MMC Norilsk Nickel PJSC	262	67,364
NOVATEK OAO	3,933	79,538
Novolipetsk Steel OJSC GDR (Reg. S)	474	10,295
Sberbank of Russia	49,200	172,357
Severstal PAO	760	10,934
Surgutneftegas OJSC	20,500	11,183
Tatneft PAO	7,283	77,149
VTB Bank OJSC	23,720,000	15,568

TOTAL RUSSIA		811,804

Singapore - 0.9%
Ascendas Real Estate Investment Trust	12,400	27,991
CapitaCommercial Trust (REIT)	14,500	21,716
CapitaLand Ltd.	11,600	29,626
CapitaMall Trust	12,800	24,356
City Developments Ltd.	3,200	22,736
ComfortDelgro Corp. Ltd.	10,800	18,753
DBS Group Holdings Ltd.	8,200	148,320
Flextronics International Ltd. (a)	2,561	26,801
Jardine Cycle & Carriage Ltd.	400	8,682
Keppel Corp. Ltd.	7,300	31,320
Mapletree Commercial Trust	9,100	15,077
Mapletree Greater China Commercial Trust	7,500	7,163
Mapletree Industrial (REIT)	4,203	7,389
Mapletree Logistics Trust (REIT)	7,832	9,180
Oversea-Chinese Banking Corp. Ltd.	18,347	144,158
Singapore Airlines Ltd.	1,800	11,903
Singapore Airport Terminal Service Ltd.	3,400	11,906
Singapore Exchange Ltd.	4,000	24,513
Singapore Press Holdings Ltd.	5,800	8,728
Singapore Technologies Engineering Ltd.	7,000	19,448
Singapore Telecommunications Ltd.	35,700	80,071
Suntec (REIT)	11,500	15,809
United Overseas Bank Ltd.	6,400	118,818
UOL Group Ltd.	2,000	10,853
Venture Corp. Ltd.	1,400	15,508
Wilmar International Ltd.	16,100	43,449
Yangzijiang Shipbuilding Holdings Ltd.	7,500	5,209

TOTAL SINGAPORE		909,483

South Africa - 1.1%
Anglo American Platinum Ltd.	281	16,940
AngloGold Ashanti Ltd.	1,965	36,335
Aspen Pharmacare Holdings Ltd.	2,176	12,368
AVI Ltd.	1,897	10,305
Barclays Africa Group Ltd.	3,311	33,420
Barloworld Ltd.	705	5,381
Bidcorp Ltd.	1,429	30,387
Bidvest Group Ltd.	2,065	26,017
Capitec Bank Holdings Ltd.	288	24,482
Clicks Group Ltd.	1,446	20,527
Discovery Ltd.	2,392	18,013
Exxaro Resources Ltd.	921	7,942
FirstRand Ltd.	15,698	64,461
Foschini Ltd.	786	8,483
Gold Fields Ltd.	3,395	16,929
Growthpoint Properties Ltd.	15,507	23,652
Impala Platinum Holdings Ltd. (a)	3,044	19,150
Investec Ltd.	956	5,040
Life Healthcare Group Holdings Ltd.	4,886	7,317
Mr Price Group Ltd.	1,429	14,932
MTN Group Ltd.	7,848	49,902
MultiChoice Group Ltd. (a)	1,663	12,954
Naspers Ltd. Class N	1,985	300,547
Nedbank Group Ltd.	1,698	25,430
Netcare Ltd.	4,841	5,610
Oceana Group Ltd.	166	761
Old Mutual Ltd.	23,394	29,900
PSG Group Ltd.	552	7,696
Rand Merchant Insurance Holdings Ltd.	2,998	5,927
Redefine Properties Ltd.	22,685	11,728
Remgro Ltd.	2,675	28,824
RMB Holdings Ltd.	3,986	19,766
Sanlam Ltd.	7,505	36,958
Sappi Ltd.	2,051	5,085
Sasol Ltd.	2,671	44,923
Shoprite Holdings Ltd.	1,869	15,135
Spar Group Ltd.	675	8,513
Standard Bank Group Ltd.	5,908	68,146
Tiger Brands Ltd.	645	8,967
Truworths International Ltd.	1,481	5,183
Vodacom Group Ltd.	2,892	22,846
Woolworths Holdings Ltd.	5,019	18,253

TOTAL SOUTH AFRICA		1,135,135

Spain - 1.9%
Abertis Infraestructuras SA (a)	363	7,264
ACS Actividades de Construccion y Servicios SA	1,260	50,345
Aena Sme SA (b)	348	63,723
Amadeus IT Holding SA Class A	1,996	142,977
Banco Bilbao Vizcaya Argentaria SA	30,421	158,356
Banco de Sabadell SA	23,746	23,040
Banco Santander SA (Spain)	73,933	300,820
Bankia SA	4,396	8,301
Bankinter SA	3,054	19,287
CaixaBank SA	16,505	43,292
Cellnex Telecom SA (b)	837	34,576
Enagas SA	1,105	25,605
Endesa SA	1,544	40,625
Ferrovial SA	2,143	61,921
Gas Natural SDG SA	1,646	43,667
Grifols SA	1,071	31,565
Grifols SA ADR	1,660	33,266
Iberdrola SA	27,356	284,332
Inditex SA	4,791	148,270
International Consolidated Airlines Group SA CDI	3,140	18,339
Merlin Properties Socimi SA	1,519	21,209
Red Electrica Corporacion SA	1,992	40,349
Repsol SA	5,853	91,283
Siemens Gamesa Renewable Energy SA	928	12,593
Telefonica SA	20,695	158,133

TOTAL SPAIN		1,863,138

Sweden - 1.8%
AarhusKarlshamn AB	886	17,177
Alfa Laval AB	1,489	29,390
ASSA ABLOY AB (B Shares)	4,499	100,018
Atlas Copco AB:
(A Shares)	3,068	94,495
(B Shares)	1,643	44,530
Axfood AB	592	12,575
Billerud AB	1,038	11,230
Boliden AB	1,305	29,993
Castellum AB	1,290	27,624
Dometic Group AB (b)	1,165	9,139
Electrolux AB (B Shares)	1,211	28,713
Elekta AB (B Shares)	1,793	23,624
Epiroc AB:
Class A	2,383	25,829
Class B	2,232	23,059
Essity AB Class B	2,760	80,551
Fabege AB	1,155	19,031
Fastighets AB Balder (a)	444	16,815
Getinge AB (B Shares)	835	11,684
H&M Hennes & Mauritz AB (B Shares)	3,575	69,306
Hexagon AB (B Shares)	1,233	59,445
HEXPOL AB (B Shares)	1,026	7,874
Holmen AB (B Shares)	446	10,556
Hufvudstaden AB Series A	488	8,834
Husqvarna AB (B Shares)	2,090	15,898
ICA Gruppen AB	289	13,352
Industrivarden AB:
(A Shares)	847	19,050
(C Shares)	712	15,587
Indutrade AB	323	9,056
Intrum Justitia AB	291	7,313
Investor AB (B Shares)	2,053	100,335
Kinnevik AB (B Shares)	1,147	30,166
Latour Investment AB Class B	488	6,425
Lifco AB	171	8,064
Loomis AB (B Shares)	279	9,806
Lundin Petroleum AB	771	23,128
Modern Times Group MTG AB (B Shares) (a)	223	1,848
Nibe Industrier AB (B Shares)	1,969	24,972
Nordic Entertainment Group AB Class B	223	5,274
Saab AB (B Shares)	341	9,789
Sandvik AB	4,997	77,843
Securitas AB (B Shares)	1,602	24,541
Skandinaviska Enskilda Banken AB (A Shares)	7,116	65,406
Skanska AB (B Shares)	1,825	36,967
SKF AB (B Shares)	1,858	30,709
SSAB Svenskt Stal AB (B Shares)	2,238	5,563
Svenska Cellulosa AB (SCA) (B Shares)	2,525	22,516
Svenska Handelsbanken AB (A Shares)	6,716	62,829
Swedbank AB (A Shares)	4,148	59,708
Swedish Match Co. AB	830	34,325
Swedish Orphan Biovitrum AB (a)	615	9,424
Tele2 AB (B Shares)	2,307	34,333
Telefonaktiebolaget LM Ericsson (B Shares)	12,661	101,115
Telia Co. AB	12,272	54,939
Thule Group AB (b)	370	7,006
Trelleborg AB (B Shares)	933	13,089
Volvo AB (B Shares)	7,498	105,302
Wallenstam AB (B Shares)	1,074	12,176
Wihlborgs Fastigheter AB	561	9,118

TOTAL SWEDEN		1,828,464

Switzerland - 5.9%
ABB Ltd. (Reg.)	8,752	172,116
Adecco SA (Reg.)	774	42,824
Alcon, Inc. (a)	2,337	136,279
Baloise Holdings AG	224	40,129
Coca-Cola HBC AG	830	27,115
Compagnie Financiere Richemont SA Series A	2,370	173,687
Credit Suisse Group AG	10,982	134,344
Geberit AG (Reg.)	171	81,658
Givaudan SA	36	100,420
Julius Baer Group Ltd.	1,027	45,487
Kuehne & Nagel International AG	228	33,581
Lafargeholcim Ltd. (Reg.)	2,204	108,472
Lindt & Spruengli AG (participation certificate)	7	51,691
Lonza Group AG	334	112,912
Nestle SA (Reg. S)	13,876	1,504,902
Novartis AG	11,568	1,003,952
Partners Group Holding AG	83	63,686
Roche Holding AG:
(Bearer)	162	46,877
(participation certificate)	3,145	915,713
Schindler Holding AG (participation certificate)	182	40,702
SGS SA (Reg.)	23	57,013
Sika AG	586	85,723
Sonova Holding AG Class B	234	54,394
Straumann Holding AG	50	40,870
Swatch Group AG (Bearer)	140	37,158
Swiss Life Holding AG	159	76,007
Swiss Prime Site AG	360	35,223
Swiss Re Ltd.	1,387	144,669
Swisscom AG	110	54,259
Temenos Group AG	272	45,513
UBS Group AG	17,455	198,152
Zurich Insurance Group Ltd.	678	259,679

TOTAL SWITZERLAND		5,925,207

Taiwan - 2.7%
Accton Technology Corp.	2,000	10,533
Acer, Inc.	10,000	5,733
Advantech Co. Ltd.	2,000	17,587
ASE Technology Holding Co. Ltd.	14,000	31,853
Asia Cement Corp.	11,000	15,342
ASUSTeK Computer, Inc.	3,000	19,954
AU Optronics Corp.	31,000	7,825
Catcher Technology Co. Ltd.	4,000	30,278
Cathay Financial Holding Co. Ltd.	39,000	51,379
Chang Hwa Commercial Bank	30,232	21,082
Cheng Shin Rubber Industry Co. Ltd.	11,000	16,228
Chicony Electronics Co. Ltd.	2,010	5,917
China Airlines Ltd.	4,000	1,170
China Development Finance Holding Corp.	68,000	20,238
China Life Insurance Co. Ltd.	10,003	7,926
China Petrochemical Development Corp.	3,150	1,014
China Steel Corp.	53,000	39,264
China Synthetic Rubber Corp.	3,390	3,554
Chinatrust Financial Holding Co. Ltd.	83,000	55,073
Chipbond Technology Corp.	2,000	3,704
Chroma ATE, Inc.	3,000	14,205
Chunghwa Telecom Co. Ltd.	17,000	60,753
Compal Electronics, Inc.	13,000	7,495
CTCI Corp.	2,000	2,686
Delta Electronics, Inc.	9,000	38,411
E Ink Holdings, Inc.	3,000	2,720
E.SUN Financial Holdings Co. Ltd.	49,117	41,529
ECLAT Textile Co. Ltd.	1,000	13,399
Elan Microelectronics Corp.	1,000	2,760
Elite Material Co. Ltd.	1,000	4,042
EPISTAR Corp.	2,000	1,562
EVA Airways Corp.	4,562	2,006
Evergreen Marine Corp. (Taiwan)	4,439	1,859
Far Eastern Textile Ltd.	19,000	17,534
Far EasTone Telecommunications Co. Ltd.	7,000	16,347
Feng Tay Enterprise Co. Ltd.	2,200	15,767
First Financial Holding Co. Ltd.	44,582	31,305
Formosa Chemicals & Fibre Corp.	18,000	50,267
Formosa Petrochemical Corp.	8,000	25,304
Formosa Plastics Corp.	20,000	60,877
Formosa Taffeta Co. Ltd.	3,000	3,266
Foxconn Technology Co. Ltd.	3,000	6,252
Fubon Financial Holding Co. Ltd.	32,000	45,919
Giant Manufacturing Co. Ltd.	1,000	6,796
GlobalWafers Co. Ltd.	1,000	10,114
Great Wall Enterprise Co. Ltd.	3,150	3,825
Highwealth Construction Corp.	3,000	4,822
HIWIN Technologies Corp.	1,095	9,541
Hon Hai Precision Industry Co. Ltd. (Foxconn)	56,600	133,451
Hota Industrial Manufacturing Co. Ltd.	1,000	3,688
Hotai Motor Co. Ltd.	2,000	30,374
HTC Corp.	3,000	3,430
Hua Nan Financial Holdings Co. Ltd.	43,081	29,071
Innolux Corp.	55,000	11,692
Inventec Corp.	12,000	8,272
King Yuan Electronics Co. Ltd.	8,000	8,980
Lien Hwa Industrial Corp.	3,150	3,419
Lite-On Technology Corp.	10,000	15,880
Macronix International Co. Ltd.	11,060	11,222
Makalot Industrial Co. Ltd.	1,050	5,564
MediaTek, Inc.	7,000	83,199
Mega Financial Holding Co. Ltd.	45,000	41,672
Merida Industry Co. Ltd.	1,000	5,685
Merry Electronics Co. Ltd.	1,000	4,896
Micro-Star International Co. Ltd.	2,000	5,817
Nan Ya Plastics Corp.	24,000	53,881
Nanya Technology Corp.	6,000	15,558
Nien Made Enterprise Co. Ltd.	1,000	8,761
Novatek Microelectronics Corp.	3,000	17,200
OBI Pharma, Inc. (a)	1,064	4,781
Pegatron Corp.	11,000	19,133
PharmaEssentia Corp. (a)	1,000	3,608
Phison Electronics Corp.	1,000	8,906
Pou Chen Corp.	11,000	14,084
Powertech Technology, Inc.	3,000	8,426
President Chain Store Corp.	3,000	28,023
Qisda Corp.	5,000	3,406
Quanta Computer, Inc.	13,000	23,700
Radiant Opto-Electronics Corp.	3,000	11,451
Realtek Semiconductor Corp.	2,000	14,817
Ruentex Development Co. Ltd.	4,600	6,149
Ruentex Industries Ltd.	1,800	3,879
Shin Kong Financial Holding Co. Ltd.	37,992	11,491
Simplo Technology Co. Ltd.	1,000	8,375
Sino-American Silicon Products, Inc.	2,000	5,295
Sinopac Holdings Co.	47,680	18,583
Synnex Technology International Corp.	7,000	8,185
Ta Chen Stainless Pipe Co. Ltd.	3,000	3,358
TaiMed Biologics, Inc. (a)	1,000	4,799
Taishin Financial Holdings Co. Ltd.	50,129	22,363
Taiwan Business Bank	23,394	9,607
Taiwan Cement Corp.	23,007	29,383
Taiwan Cooperative Financial Holding Co. Ltd.	43,723	28,871
Taiwan Fertilizer Co. Ltd.	2,000	2,931
Taiwan High Speed Rail Corp.	10,000	11,370
Taiwan Mobile Co. Ltd.	7,000	25,253
Taiwan Semiconductor Manufacturing Co. Ltd.	84,000	745,532
Tatung Co. Ltd. (a)	6,000	3,285
TCI Co. Ltd.	1,148	11,555
TECO Electric & Machinery Co. Ltd.	7,000	5,637
Tripod Technology Corp.	2,000	7,183
Unified-President Enterprises Corp.	22,000	53,005
Unimicron Technology Corp.	5,000	7,030
United Microelectronics Corp.	53,000	22,711
Vanguard International Semiconductor Corp.	2,000	4,039
Walsin Lihwa Corp.	20,000	9,341
Walsin Technology Corp.	1,000	5,621
Win Semiconductors Corp.	2,000	17,941
Winbond Electronics Corp.	18,000	10,349
Wistron Corp.	9,058	7,309
WPG Holding Co. Ltd.	3,920	4,823
Yageo Corp.	1,000	7,940
Yuanta Financial Holding Co. Ltd.	49,000	29,199

TOTAL TAIWAN		2,661,456

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	5,600	40,275
Airports of Thailand PCL (For. Reg.)	24,000	58,647
B. Grimm Power PCL	3,000	4,242
Bangkok Bank PCL	1,400	7,941
Bangkok Chain Hospital PCL	5,000	2,583
Bangkok Dusit Medical Services PCL (For. Reg.)	18,900	14,952
Bangkok Expressway and Metro PCL	45,200	15,958
Banpu PCL (For. Reg.)	6,800	2,623
Berli Jucker PCL:
unit	2,900	5,001
(For. Reg)	2,800	4,828
BTS Group Holdings PCL	17,644	7,729
Bumrungrad Hospital PCL (For. Reg.)	1,200	5,021
C.P. ALL PCL (For. Reg.)	25,300	67,199
Central Pattana PCL (For. Reg.)	6,200	13,782
Central Plaza Hotel PCL	1,800	1,942
Charoen Pokphand Foods PCL (For. Reg.)	16,400	14,073
Delta Electronics PCL NVDR	3,100	5,016
Electricity Generating PCL (For. Reg.)	700	8,215
Energy Absolute PCL	8,700	13,652
Global Power Synergy Public Co. Ltd.	7,000	16,076
Global Power Synergy Public Co. Ltd. rights 10/4/19 (a)	1,146	534
Gulf Energy Development PCL	3,900	20,399
Hana Microelectronics PCL (For. Reg.)	3,400	3,140
Home Product Center PCL (For. Reg.)	11,700	6,540
Indorama Ventures PCL (For. Reg.)	13,600	14,449
Intouch Holdings PCL (For. Reg.)	6,600	14,132
IRPC PCL (For. Reg.)	32,700	3,934
Kasikornbank PCL	1,300	6,651
Kasikornbank PCL (For. Reg.)	3,600	18,477
Kiatnakin Bank PCL (For. Reg.)	1,300	2,805
Krung Thai Bank PCL (For. Reg.)	10,500	5,904
Krungthai Card PCL (For. Reg.)	3,300	4,612
Land & House PCL (For. Reg.)	10,800	3,389
Minor International PCL:
warrants 9/30/21 (a)	520	68
(For. Reg.)	10,400	12,749
Muangthai Leasing PCL	2,200	4,099
Osotspa PCL	2,900	3,531
PTT Exploration and Production PCL (For. Reg.)	7,200	28,480
PTT Global Chemical PCL (For. Reg.)	7,600	13,354
PTT PCL (For. Reg.)	50,300	76,050
Robinsons Department Store PCL (For. Reg.)	1,600	3,334
Siam Cement PCL (For. Reg.)	1,400	18,673
Siam Commercial Bank PCL (For. Reg.)	8,400	32,403
Siam Global House PCL	4,620	2,341
Srisawad Corp. PCL	2,200	4,117
Thai Beverage PCL	40,000	25,612
Thai Oil PCL (For. Reg.)	2,600	5,928
Thai Union Frozen Products PCL (For. Reg.)	7,300	3,985
Thanachart Capital PCL (For. Reg.)	1,900	3,540
TISCO Financial Group PCL	1,200	4,021
TMB Bank PCL:
rights 12/31/99 (a)	48,112	267
(For. Reg.)	69,500	3,567
Total Access Communication PCL (For. Reg.)	2,200	4,135
True Corp. PCL (For. Reg.)	33,500	5,749
WHA Corp. PCL	26,500	4,124

TOTAL THAILAND		674,848

Turkey - 0.2%
Akbank TAS (a)	12,152	17,474
Anadolu Efes Biracilik Ve Malt Sanayii A/S	792	3,069
Arcelik A/S (a)	1,023	3,449
Aselsan A/S	1,347	4,799
Bim Birlesik Magazalar A/S JSC	1,774	15,431
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	2,319
Enka Insaat ve Sanayi A/S	6,204	6,207
Eregli Demir ve Celik Fabrikalari T.A.S.	5,357	6,498
Ford Otomotiv Sanayi A/S	294	3,093
Haci Omer Sabanci Holding A/S	4,295	7,279
Koc Holding A/S	4,338	14,527
Petkim Petrokimya Holding A/S	3,959	2,531
Soda Sanayii AS	1,699	1,778
Sok Marketler Ticaret A/S (a)	3,998	7,788
TAV Havalimanlari Holding A/S	711	2,971
Tekfen Holding A/S	900	3,050
Tupras Turkiye Petrol Rafinerileri A/S	736	18,703
Turk Hava Yollari AO (a)	2,612	5,726
Turk Sise ve Cam Fabrikalari A/S	2,037	1,685
Turkcell Iletisim Hizmet A/S	4,396	10,128
Turkiye Garanti Bankasi A/S (a)	8,321	15,045
Turkiye Halk Bankasi A/S (a)	1,218	1,415
Turkiye Is Bankasi A/S Series C (a)	4,935	5,479
Turkiye Vakiflar Bankasi TAO (a)	7,036	6,454
Ulker Biskuvi Sanayi A/S	1,554	5,407
Yapi ve Kredi Bankasi A/S (a)	2,751	1,174

TOTAL TURKEY		173,479

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	9,499	20,326
DP World Ltd.	862	12,059
Dubai Islamic Bank Pakistan Ltd. (a)	8,972	12,824
Emaar Properties PJSC	16,679	20,933
Emirates Telecommunications Corp.	7,408	33,277
National Bank of Abu Dhabi PJSC	12,110	49,585

TOTAL UNITED ARAB EMIRATES		149,004

United Kingdom - 10.3%
3i Group PLC	4,288	61,502
Admiral Group PLC	1,190	30,990
Amarin Corp. PLC ADR (a)(d)	1,464	22,194
Anglo American PLC (United Kingdom)	6,342	145,913
Antofagasta PLC	1,715	18,957
Ashtead Group PLC	2,279	63,441
Associated British Foods PLC	1,653	46,807
AstraZeneca PLC (United Kingdom)	5,735	512,073
Atlassian Corp. PLC (a)	493	61,842
Auto Trader Group PLC (b)	3,900	24,444
Aviva PLC	17,610	86,451
Babcock International Group PLC	2,321	15,924
BAE Systems PLC	14,351	100,504
Barclays PLC	72,341	133,288
Barratt Developments PLC	4,723	37,630
Beazley PLC	2,659	20,336
Bellway PLC	549	22,586
Berkeley Group Holdings PLC	681	34,992
BHP Billiton PLC	9,557	204,131
BP PLC	89,912	569,212
British American Tobacco PLC (United Kingdom)	10,390	383,705
British Land Co. PLC	4,255	30,610
BT Group PLC	40,279	88,442
Bunzl PLC	1,553	40,577
Burberry Group PLC	1,864	49,826
Carnival PLC	983	40,677
Centrica PLC	29,823	27,040
Cobham PLC	12,341	23,800
Coca-Cola European Partners PLC	1,055	58,500
Compass Group PLC	7,171	184,529
Croda International PLC	551	32,926
Derwent London PLC	511	21,174
Diageo PLC	10,960	447,720
Direct Line Insurance Group PLC	6,507	24,018
DS Smith PLC	5,979	26,495
easyJet PLC	1,032	14,592
Evraz PLC	1,229	7,066
G4S PLC (United Kingdom)	6,567	15,277
GlaxoSmithKline PLC	22,387	479,857
GW Pharmaceuticals PLC ADR (a)	162	18,635
Halma PLC	1,690	40,956
Hammerson PLC	3,200	11,158
Hargreaves Lansdown PLC	1,301	33,257
HomeServe PLC	1,192	17,382
Howden Joinery Group PLC	2,943	20,278
HSBC Holdings PLC (United Kingdom)	93,291	714,820
IMI PLC	1,296	15,301
Imperial Tobacco Group PLC	4,382	98,501
Informa PLC	5,634	59,020
InterContinental Hotel Group PLC	869	54,230
Intermediate Capital Group PLC	1,271	22,738
International Game Technology PLC	351	4,988
Intertek Group PLC	713	48,024
Investec PLC	2,810	14,466
ITV PLC	16,052	24,849
J Sainsbury PLC	7,285	19,658
John Wood Group PLC	3,589	16,764
Johnson Matthey PLC	965	36,272
Just Eat Holding Ltd. (a)	2,565	21,074
Kingfisher PLC	10,038	25,510
Land Securities Group PLC	3,132	32,980
Legal & General Group PLC	25,882	79,049
Lloyds Banking Group PLC	323,049	214,156
London Stock Exchange Group PLC	1,422	127,695
Marks & Spencer Group PLC	8,371	18,960
Meggitt PLC	3,649	28,490
Melrose Industries PLC	21,911	54,312
Micro Focus International PLC	1,762	24,760
Mondi PLC	1,847	35,382
National Grid PLC	16,595	179,946
Next PLC	627	47,690
Ocado Group PLC (a)	2,681	43,595
Pearson PLC	3,628	32,899
Pennon Group PLC	1,711	17,398
Persimmon PLC	1,407	37,541
Phoenix Group Holdings PLC	2,564	21,794
Prudential PLC	11,715	212,290
Reckitt Benckiser Group PLC	3,328	259,848
RELX PLC (London Stock Exchange)	9,255	219,909
Rentokil Initial PLC	8,421	48,436
Rightmove PLC	4,080	27,621
Rio Tinto PLC	5,089	264,539
Rolls-Royce Holdings PLC	8,700	84,537
Royal Bank of Scotland Group PLC	20,486	52,217
Royal Dutch Shell PLC:
Class A (United Kingdom)	20,620	604,743
Class B (United Kingdom)	16,699	493,546
RSA Insurance Group PLC	5,515	36,184
Sage Group PLC	5,137	43,670
Schroders PLC	569	21,513
Scottish & Southern Energy PLC	4,862	74,378
Segro PLC	4,480	44,662
Severn Trent PLC	1,177	31,331
Smith & Nephew PLC	3,967	95,533
Smiths Group PLC	1,740	33,589
Spectris PLC	468	14,063
Spirax-Sarco Engineering PLC	310	29,902
SSP Group PLC	2,215	16,885
St. James's Place Capital PLC	2,434	29,311
Standard Chartered PLC (United Kingdom)	12,519	105,317
Standard Life PLC	11,991	42,137
Tate & Lyle PLC	1,920	17,375
Taylor Wimpey PLC	14,702	29,194
Tesco PLC	43,497	128,598
The Weir Group PLC	1,173	20,559
Travis Perkins PLC	1,069	16,969
Tullow Oil PLC	6,991	18,386
Unilever PLC	5,351	321,606
United Utilities Group PLC	3,316	33,669
Vodafone Group PLC	121,548	242,161
Whitbread PLC	862	45,511
WM Morrison Supermarkets PLC	11,916	29,347

TOTAL UNITED KINGDOM		10,314,112

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(c)	120	802
Stratasys Ltd. (a)	312	6,647
Yum China Holdings, Inc.	1,719	78,094

TOTAL UNITED STATES OF AMERICA		85,543

TOTAL COMMON STOCKS
(Cost $98,110,572)		95,917,763

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	900	10,768
Banco Bradesco SA (PN)	19,120	156,091
Bradespar SA (PN)	800	6,077
Braskem SA (PN-A) (a)	600	4,696
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	1,300	13,147
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	900	17,285
Companhia Energetica de Minas Gerais (CEMIG) (PN)	5,400	18,624
Gerdau SA	6,900	21,854
Itau Unibanco Holding SA	22,000	185,480
Itausa-Investimentos Itau SA (PN)	20,460	64,902
Lojas Americanas SA (PN)	2,800	13,451
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	21,000	139,244
Telefonica Brasil SA	2,000	26,446

TOTAL BRAZIL		678,065

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	613	16,873
Colombia - 0.0%
Bancolombia SA (PN)	2,498	30,866
Grupo Aval Acciones y Valores SA	13,886	5,187

TOTAL COLOMBIA		36,053

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	196	10,884
Henkel AG & Co. KGaA	881	87,190
Porsche Automobil Holding SE (Germany)	740	47,972
Sartorius AG (non-vtg.)	162	29,558
Volkswagen AG	840	142,882

TOTAL GERMANY		318,486

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	23,785	13,004
Korea (South) - 0.2%
CJ Corp. (a)	9	450
Hyundai Motor Co.	169	10,768
Hyundai Motor Co. Series 2	210	14,868
LG Chemical Ltd.	65	9,080
Samsung Electronics Co. Ltd.	3,716	122,408

TOTAL KOREA (SOUTH)		157,574

Russia - 0.1%
AK Transneft OAO	8	18,469
Sberbank of Russia	4,210	13,035
Surgutneftegas OJSC	51,800	29,906

TOTAL RUSSIA		61,410

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,286,704)		1,281,465
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20.(e)
(Cost $397,550)	400,000	397,547
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.96% (f)	617,032	617,155
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	112,916	112,927
TOTAL MONEY MARKET FUNDS
(Cost $730,082)		730,082
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $100,524,908)		98,326,857
NET OTHER ASSETS (LIABILITIES) - 1.7%(h)		1,723,222
NET ASSETS - 100%		$100,050,079

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	18	Dec. 2019	$1,708,560	$1,114	$1,114
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13	Dec. 2019	651,235	(3,411)	(3,411)
TME S&P/TSX 60 Index Contracts (Canada)	2	Dec. 2019	300,743	(140)	(140)
TOTAL FUTURES CONTRACTS					$(2,437)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $846,509 or 0.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,839.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $51,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,085
Fidelity Securities Lending Cash Central Fund	1,254
Total	$56,339

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.